UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06557

                                STI CLASSIC FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                 2 Oliver Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                         Trusco Capital Management, Inc.
                            50 Hurt Plaza; Suite 1400
                             Atlanta, Georgia 30303
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-428-6970

                      DATE OF FISCAL YEAR END: MAY 31, 2004

                     DATE OF REPORTING PERIOD: MAY 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                     ANNUAL
.................................................................................

                                FINANCIAL REPORT
.................................................................................

                                STI CLASSIC FUNDS
.................................................................................

                            A Family of Mutual Funds
.................................................................................


                                   BOND FUNDS
                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                   CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
               CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND


                               MONEY MARKET FUNDS
             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND


                                  May 31, 2004


[GRAPHIC OMITTED] STI Classic logo

Dear Valued STI Classic Funds' Shareholder:

For investors, the year ending May 31, 2004 decidedly brighter and a welcome change from the post bubble weakness that began in early 2000. The economy grew at an above-average pace, helped significantly by lower interest rates and tax rebates. This in turn lifted corporate profits and equity prices, both domestic and international. However, bond yields bottomed during the year in response to the risks associated with a strengthening economy. I will expand on these developments in the following paragraphs and share Trusco Capital's outlook. Generally, after a period of vulnerability, the character of the economic expansion and the markets appear poised to shift to a more "traditional," sustained, cyclical nature, which historically has been favorable for the equity markets.

Economic growth during the past year was very strong, statistically speaking. Available data showed inflation adjusted growth of nearly 5% on a year-over-year basis, matching the best periods of the record expansion of the 1990s. However, much of the growth could be traced directly to the massive and simultaneous stimulus from Federal tax cuts/rebates and low mortgage/bond yields. While this stimulus was an essential element to increased spending, the expansion was not yet self-sustaining, and so was viewed as vulnerable to setbacks. Sales growth improved as did corporate profits, but the rebound in earnings was due in large part to corporate self-help measures that were manifested in improved productivity. A resumption of job growth was seen as the litmus test to sustainability. This potential vulnerability, combined with low core inflation, kept the Federal Reserve interest rate policy accommodative during the year, with the key Fed Funds rate holding at 1%; the lowest level since 1958.

The S&P 500 Index rose 18.3% on a total return basis in the year ended May 31, 2004, with the bulk of the rise concentrated in the third and fourth quarters of last year. Mid-cap and small-cap stocks were even stronger, with the S&P 400 MidCap Index posting a 26.7% gain and the Russell 2000 Small-Cap Index rising 30.3%. On the international front, the MSCI EAFE Index gained 33.2%. Cyclically sensitive sectors led the market as did those closely linked to commodities. The materials, energy, industrials, and information technology sectors each rose more than 20% during the twelve months ended May 31, 2004, while consumer discretionary and financial stocks also posted above market returns. The above average gains in the commodity price sensitive sectors helped the Value style generally outperform the Growth style for the period. A final theme that dominated market performance during the year was a sharp rebound in stocks with no earnings and/or weak financial quality. This frustrated investors investing in higher quality companies with strong balance sheets and visible earnings growth.

In the fixed-income markets bond yields moved higher over the course of the twelve months, though intra-year volatility was significant. The yield on the 10-year Treasury note fell to as low as 3.11% in June 2003 and rose as high as 4.86% just before the close of the fiscal year in May. However, the steady Federal Reserve policy kept short-term rates constant causing the yield differential between long and short maturity bonds to rise to near record levels. The Lehman Aggregate Bond Index fell a modest 0.4% during the year ending May 31, 2004, though longer-term bonds such as the 10-year Treasury note were considerably weaker falling over 5%. The stronger economy helped credit-sensitive sectors such as High Yield to perform well, while Treasury securities generally underperformed.

As we look ahead, the economic expansion looks both solid and sustainable, and is capable of supporting further gains in corporate profits and in equity prices. A key reason for this was the resumption of job growth in 2004, following an uncomfortably long drought which kept interest rate policy stimulative. However the pace of growth is likely to slow as the stimulative benefits of tax rebates and mortgage financing subside. Inflation pressures will increase from their historically low level, putting pressure on the Federal Reserve to begin raising interest rates following a protracted period of stimulus. Bond yields are likely to rise further as the Fed starts to apply monetary restraint, but the pace of rate hikes is expected to be gradual as long as inflation pressures do not escalate sharply. We remain cyclically overweight in stocks within our asset allocation mix, but recognize volatility could increase once the Fed begins raising interest rates.

Adherence to investment disciplines and greater price sensitivity on stocks will be much more important in the years ahead, as I have mentioned before, particularly if there is a meaningful rise in interest rates. The cornerstone of our investment philosophy is diversification and execution of the disciplined investment process by experienced investment professionals. I encourage you to read through the remainder of the report, as it contains comments from our fund managers on specific investment sectors and styles. Trusco has excellent fund managers and I am sure you will find their insights valuable.

In closing, I want to take this opportunity to thank you for investing in the STI Classic Funds. We value the relationship we have with you and look forward to expanding it in the coming year through continued investment excellence and a broader array of investment alternatives.

                                  Sincerely,
                                  /s/Douglas S. Philips
                                  Douglas S. Phillips, CFA
                                  Chief Investment Officer

                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                  --------------------------------------------

The investment goal of the Classic Institutional High Quality Bond Fund is to maximize yield and stability consistent with an intermediate bond portfolio invested in U.S. dollar debt securities of domestic and foreign issuers. The average dollar weighted credit rating of the portfolio should be "A" or higher. The Institutional Shares started in September 2003 and the T Shares opened in November of that same year.

Bond yields remained at very low levels during most of the fiscal year ended May 31, 2004. The primary factors that kept yields low and monetary policy accommodative during 2003 and early 2004 were the war with Iraq, terrorism fears, lingering deflation concerns, and lack of improvement in labor markets and manufacturing. The Federal Reserve made only one policy rate change during the Fund's fiscal year. That move occurred in June, 2003 when the Fed lowered the Fed Funds rate to 1.00% from 1.25%.

The bond market can be broken down into three distinct periods. At the beginning of the year, bond yields were rising steadily from historic lows as the Fed was backpedaling from deflationary comments that had brought yields to unrealistically low levels. In the middle of the year, yields remained low and were relatively range bound as there was no clear cut direction for the economy as investors waited patiently for good economic news.

By the end of the Fund's fiscal year, while Iraq and terrorism fears remained, most of the issues that held yields in check had reversed course: economic growth was strong, labor markets were improving rapidly, manufacturing was gaining momentum, and inflation concerns had resurfaced. As a result, bond yields rose rapidly late in the Fund's fiscal year and market participants were anticipating the Federal Reserve would initiate a series of tightening moves.

The Institutional Shares commenced on October 27, 2003, with the T shares opening November 13, 2003. By the end of October, 2003, the market value was under $9 million. The Fund value by the end of the fiscal year May 31, 2004, exceeded $126 million. This tremendous growth, while good, also presented investment challenges such as locating attractively priced corporate bonds in which to invest. As additional participants joined the Fund, the cash was initially earmarked for government securities in an effort to maintain the overall integrity of the Fund's duration relative to its benchmark. This hurt performance in the fourth quarter of 2003, as corporate securities outperformed government securities. In the five months ending May 31, 2004, corporates have underperformed governments as the Fund has held a slight underweight in corporates. On a positive note, the Fund has a 15% weighting in mortgage securities which has had tremendous out performance year to date 2004.

The Fund has an underweight in the 1-10 year part of the curve offset by an overweight in the 0-1 year and 10 year and longer part of the curve. On an absolute basis, the longer securities underperformed in the rising rate environment, but on an absolute basis, this enabled the manager to underweight the belly of the curve and as the yield curve flattened this enhanced overall performance.

Although corporate credits have stabilized from the tumultuous period of 2000 and 2001, there continues to be sporadic credit problems affecting the market. The Fund, being a high quality Fund, has been able to avoid any credit issues since its inception. The Fund is well diversified today relative to its benchmark index, the Lehman Intermediate Government/Credit A+ Index. The overall credit quality of the portfolio is AAA.

/s/Robert W. Corner                                           /s/H. Rick Nelson
Robert W. Corner                                              H. Rick Nelson
Managing Director                                             Managing Director

INSTITUTIONAL SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2004)

----------
Cumulative
Inception
 to Date
----------
 -0.37%
----------

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          COMPARISON OF CHANGE IN THE VALUE OF A $1,000,000 INVESTMENT

                STI Classic
               Institutional
               High Quality
                Bond Fund,
               Institutional        Lehman Intermediate
                  Shares        Government/Credit A+ Index

10/31/03       1,000,000            1,000,000
5/04             998,245            1,004,298

T SHARES(2)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2004)

----------
Cumulative
Inception
 to Date
----------
  -0.44%
----------

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

                STI Classic
               Institutional
                High Quality
                 Bond Fund,        Lehman Intermediate
                  T Shares     Government/Credit A+ Index

10/31/03          $10,000             $10,000
5/04                9,975             $10,043


Past performance is no indication of future performance.

The Funds' comparative benchmark does not include the annual operating expenses incurred by the Fund.

(1) Institutional Shares were offered beginning on October 27, 2003.

(2) T Shares were offered beginning on November 13, 2003. T Shares' performance for the period prior to November 13, 2003 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher operating expenses of the T Shares. If it had, performance would have been lower than that shown. The cumulative total return of the T Shares from its inception date of November 13, 2003 to May 31, 2004 was -0.52%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                   CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
                   ------------------------------------------

The investment goal of the Classic Institutional Short-Term Bond Fund is to maximize income while preserving principal value. The Fund focuses on investing in short duration investment grade fixed income and money market securities with the objective of generating a higher yield and better return potential than money market funds, while not assuming the greater market risk of longer-term bond funds.

Money market yields and short-term bond yields remained at very low levels during most of the fiscal year ended May 31, 2004. The primary factors that kept yields low and monetary policy accommodative during 2003 and early 2004 were the war with Iraq, terrorism fears, lingering deflation concerns, and lack of improvement in labor markets and manufacturing. The Federal Reserve made only one policy rate change during the Fund's fiscal year. That move occurred in June, 2003 when the Fed lowered the Fed Funds rate to 1.00% from 1.25%.

The Fund's fiscal year can be broken down into three distinct periods. At the beginning of the year, short-term bond yields were rising steadily from historic lows as the Fed was backpedaling from deflationary comments that had brought yields to unrealistically low levels. In the middle of the year, yields remained low and were relatively range bound as there was no clear cut direction for the economy as investors waited patiently for good economic news.

By the end of the Fund's fiscal year, while Iraq and terrorism fears remained, most of the issues that held yields in check had reversed course: economic growth was strong, labor markets were improving rapidly, manufacturing was gaining momentum, and inflation concerns had resurfaced. As a result, short-term bond yields rose rapidly late in the Fund's fiscal year and market participants were anticipating the Federal Reserve would initiate a series of tightening moves.

Some of the positive actions that helped performance of the Fund over the last year was shortening the duration range and increasing the allocation to floating rate and adjustable rate securities to. The most significant sector change was an increase to asset backed securities and mortgage backed securities.

The Fund maintained its overweight in corporate bonds for the fiscal year ending May, 2004, which elevated the overall return of the portfolio. The largest overweight was in the finance sector which performed well relative to the corporate sector as a whole. There were no significant credit problems in the portfolio during the fiscal year ending May, 2004. Intelstat was purchased in the Fund at the beginning of May, 2004, and over the last two weeks some negative developments have occurred which resulted in our reevaluating the investment. The bond has underperformed over the holding period; our holding however, is less than one half of one percent of the total Fund. The best performing sector in the Fund was the automotive sector with holdings of GMAC, Ford Motor Credit and DaimlerChrysler. The overweight in corporates was offset by a large underweight in U.S. Treasury Securities. As noted, Treasuries underperformed corporates during the fiscal year.

The Fund had an underweight in the 1-3 year part of the curve offset by an overweight in the 0-1 year and 3-5 year part of the curve. On an absolute basis, the longer securities underperformed in the rising rate environment, but on an absolute basis this enabled the manager to underweight the 1-3 year part of the curve and as the yield curve flattened this enhanced the overall performance.

Over the past year, the dividend yield of the Fund has been consistently higher than that of money market funds. The NAV has fluctuated in a relatively narrow range, ending the year down -2.14% from the same period a year ago. The total return for the one year time period ending May 31, 2004 was a positive 0.48%.

/s/Robert W. Corner                                           /s/H. Rick Nelson
Robert W. Corner                                              H. Rick Nelson
Managing Director                                             Managing Director

INSTITUTIONAL SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2004)

---------------------------------------------
                Annualized      Cumulative
                Inception       Inception
One Year         to Date         to Date
---------------------------------------------
 0.48%            3.38%           7.04%
---------------------------------------------

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          COMPARISON OF CHANGE IN THE VALUE OF A $1,000,000 INVESTMENT

           STI Classic Institutional       Citigroup 1-3 Year
             Short-Term Bond Fund,         Treasury/Government
              Insitutional Shares            /Credit Index

5/31/02           $1,000,000                   $1,000,000
5/03               1,060,800                    1,064,900
5/04               1,065,892                    1,076,614


Past performance is no indication of future performance.

The Funds' comparative benchmark does not include the annual operating expenses incurred by the Fund.

(1) Institutional Shares were offered beginning on May 14, 2002.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

               CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
               --------------------------------------------------

The investment goal of the Classic Institutional Super Short Income Plus Fund is to generate high current income consistent with preserving capital and maintaining liquidity. Opened in April of 2002, the Fund focuses on investing in short duration investment grade fixed income and money market securities with the objective of generating a higher yield and better return potential than money market funds, while not assuming the greater market risk of longer-term bond funds.

Money market yields and short-term bond yields remained at very low levels during most of the fiscal year ended May 31, 2004. The primary factors that kept yields low and monetary policy accommodative during 2003 and early 2004 were the war with Iraq, terrorism fears, lingering deflation concerns, and lack of improvement in labor markets and manufacturing. The Federal Reserve made only one policy rate change during the Fund's fiscal year. That move occurred in June, 2003 when the Fed lowered the Federal Funds rate to 1.00% from 1.25%.

The Fund's fiscal year can be broken down into three distinct periods. At the beginning of the year, short-term bond yields were rising steadily from historic lows as the Fed was backpedaling from deflationary comments that had brought yields to unrealistically low levels. In the middle of the year, yields remained low and were relatively range bound as there was no clear cut direction for the economy as investors waited patiently for good economic news.

By the end of the Fund's fiscal year, while Iraq and terrorism fears remained, most of the issues that held yields in check had reversed course: economic growth was strong, labor markets were improving rapidly, manufacturing was gaining momentum, and inflation concerns had resurfaced. As a result, short-term bond yields rose rapidly late in the Fund's fiscal year and market participants were anticipating the Federal Reserve would initiate a series of tightening moves.

Over the past year, the dividend yield of the Fund has been consistently higher than that of money market funds. The NAV has fluctuated in a relatively narrow range, ending the year down slightly from the same period a year ago. During this time, the Fund shortened its duration range from 0.7-0.9 years to 0.5-0.7 years. The maximum permitted duration of the Fund is one year.

The Fund performed as expected over the last year returning 1.01% (Institutional Shares) and 0.81% (T Shares). This compares to a return of 0.95% for the Lipper Ultra-Short Obligations Objective.

Some of the positive actions that helped performance of the Fund over the last year was shortening the duration range to 0.5-0.7 years and increasing the allocation to floating rate and adjustable rate securities to 44%. The most significant sector change was an increase to asset-backed securities (26%) at the expense of cash and equivalent securities (13%).

While holdings in mortgage-backed securities remained relatively constant at 15% of the Fund, the performance of mortgage backed securities actually detracted from overall performance as yields rose early in the fiscal year. As a result, we boosted the holdings of adjustable rate mortgages (8%) and reduced collateralized mortgage obligations (5%).

The Classic Institutional Super Short Income Plus Fund has been an acceptable low risk bond fund alternative for money market investors.


                                /s/Robert W. Corner
                                Robert W. Corner
                                Managing Director

INTITUTIONAL SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2004)

----------------------------------------------------------------
                            Annualized            Cumulative
                            Inception             Inception
        One Year             to Date               to Date
----------------------------------------------------------------
          1.01%               2.10%                 4.51%
----------------------------------------------------------------


                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          COMPARISON OF CHANGE IN THE VALUE OF A $1,000,000 INVESTMENT

              STI Classic
          Institutional Super             iMoney                      Citigroup
        Short Income Plus Fund,        Net First Tier                   6 Month                Lipper Ultra-Short
          Insitutional Shares      Institutional Average         Treasury Bill Index         Obligations Objective
4/30/02        $1,000,000               $1,000,000                   $1,000,000                   $1,000,000
5/02            1,002,000                1,001,300                    1,001,600                    1,002,600
5/03            1,033,663                1,013,816                    1,017,525                    1,026,362
5/04            1,040,103                1,021,217                    1,028,209                    1,036,112


T SHARES(2)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2004)

----------------------------------------------------------------
                            Annualized           Cumulative
                             Inception            Inception
        One Year              to Date              to Date
----------------------------------------------------------------
          0.81%                1.68%                3.60%
----------------------------------------------------------------

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

              STI Classic
          Institutional Super             iMoney                      Citigroup
        Short Income Plus Fund,        Net First Tier                   6 Month                Lipper Ultra-Short
               T Shares            Institutional Average         Treasury Bill Index         Obligations Objective
4/30/02        $10,000                   $10,000                      $10,000                      $10,000
5/02           $10,020                   $10,013                      $10,016                      $10,026
5/03           $10,266                   $10,138                      $10,175                      $10,264
5/04           $10,350                   $10,212                      $10,282                      $10,361


Past performance is no indication of future performance.

The Funds' comparative benchmark does not include the annual operating expenses incurred by the Fund.

(1)  Institutional Shares were offered beginning on April 15, 2002.

(2) T Shares were offered beginning on October 3, 2002. T Shares' performance for the period prior to October 3, 2002 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher operating expenses of the T Shares. If it had, performance would have been lower than that shown.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
                  --------------------------------------------

After getting started in October, 2003, the Fund had a good fourth quarter gathering assets, growing from about $10 million to over $40 million during the quarter. Transaction activity was devoted to investing new cash flow and adding securities to reflect our overall strategy and diversification goals. We also kept the portfolio fully invested, increasing the non-investment allocation to 10% to take advantage of the higher yield spreads in this period of improving credit fundamentals. Portfolio quality remained high with an overall rating of AA2. In the environment of falling interest rates, returns kept pace with the overall market in a strong quarter. The high yield allocation was a modest drag on results.

In stark contrast to the 4th quarter of 2003, the first quarter of 2004 was very difficult for fixed income investors, as interest rates rose dramatically during the quarter, offsetting the first quarter gains. The Federal Reserve announced its intention to gradually raise interest rates, which began on June 30, 2004 with a quarter-point increase. All sectors of the credit market declined during the quarter, but the mortgage-backed and high yield exposures in the portfolio weathered the yield increases better than high grade and government sectors. Returns were negatively impacted by investments in the high yield sector, but we continue to believe these will be positive contributors as we move through an improving economic cycle. Returns lagged the Lehman U.S. Aggregate Index at -3.0% vs. -2.4% for the quarter, after a solid first quarter.

The secular bull market in bonds may be over as the Fed begins to raise rates, but we do think the moves will be gradual. Thus, we continue to hold a neutral duration as well as an overweight in mortgages and corporates to maintain a yield advantage.

                                                          /s/Robert W. Corner
                                                          Robert W. Corner
                                                          Managing Director

INSTITUIONAL SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2004)

----------
Cumulative
Inception
 to Date
----------
  0.03%
----------

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          COMPARISON OF CHANGE IN THE VALUE OF A $1,000,000 INVESTMENT

         STI Classic Institutional
          Total Return Bond Fund,
           Institutional Shares               Lehman US Aggregate Index

10/31/03       $1,000,000                             $1,000,000
5/04              997,088                              1,008,411

T SHARES (2)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2004)

----------
Cumulative
Inception
 to Date
----------
 -0.04%
----------

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

         STI Classic Institutional
          Total Return Bond Fund,
                 T Shares                              Lehman US Aggregate Index
10/31/03          $10,000                                       $10,000
5/04                9,965                                        10,084


Past performance is no indication of future performance.

The Funds' comparative benchmark does not include the annual operating expenses incurred by the Fund.

(1)  Institutional Shares were offered beginning on October 15, 2003.

(2) T Shares were offered beginning January 14, 2004. T Shares' performance for the period prior to January 14, 2004 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher operating expenses of the T Shares. If it had, performance would have been lower than that shown. The cumulative total return of the T Shares from its inception date of January 14, 2004 to May 31, 2004 was -2.69%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
  -----------------------------------------------------------------------------

The investment goal of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund is to generate high current income consistent with preserving capital and maintaining liquidity. Opened in April of 2002, the Fund focuses on investing in short duration U.S. Government securities with the objective of generating a higher yield and better return potential than money market funds, while not assuming the greater market risk of longer-term bond funds.

Money market yields and short-term bond yields remained at very low levels during most of the fiscal year ended May 31, 2004. The primary factors that kept yields low and monetary policy accommodative during 2003 and early 2004 were the war with Iraq, terrorism fears, lingering deflation concerns, and lack of improvement in labor markets and manufacturing. The Federal Reserve made only one policy rate change during the Fund's fiscal year. That move occurred in June, 2003 when the Fed lowered the Federal Funds rate to 1.00% from 1.25%.

The Fund's fiscal year can be broken down into three distinct periods. At the beginning of the year, short-term bond yields were rising steadily from historic lows as the Fed was backpedaling from deflationary comments that had brought yields to unrealistically low levels. In the middle of the year, yields remained low and were relatively range bound as there was no clear-cut direction for the economy as investors waited patiently for good economic news.

By the end of the Fund's fiscal year, while Iraq and terrorism fears remained, most of the issues that held yields in check had reversed course: economic growth was strong, labor markets were improving rapidly, manufacturing was gaining momentum, and inflation concerns had resurfaced. As a result, short-term bond yields rose rapidly late in the Fund's fiscal year and market participants were anticipating the Federal Reserve would initiate a series of tightening moves.

Over the past year, the dividend yield of the Fund has been consistently higher than that of money market funds. The NAV has fluctuated in a relatively narrow range, ending the year down slightly from the same period a year ago. During this time, the Fund shortened its duration range from 0.7-0.9 years to 0.5-0.7 years. The maximum permitted duration of the Fund is one year.

The Fund performed as expected over the last year returning 1.01% (Institutional Shares) and 0.47% (L Shares). This compares to a return of 0.95% for the Lipper Ultra-Short Obligations Objective.

Some of the positive actions that helped performance of the Fund over the last year was shortening the duration range to 0.5-0.7 years and increasing the allocation to floating rate and adjustable rate securities to 43%. The most significant sector change was an increase to U.S. Government Agency notes/bonds (39%) at the expense of cash and equivalent securities (25%). In addition, for the first time, we added student loan asset-backed securities to the portfolio (8%) to help increase yield.

While holdings in U.S. Government Agency mortgage-backed securities remained relatively constant between 25% and 30% of the Fund, the performance of mortgage-backed securities actually detracted from overall performance as yields rose early in the fiscal year. As a result, we boosted the holdings of adjustable rate mortgages (13%) and reduced collateralized mortgage obligations (10%).

The Classic Institutional U.S. Government Securities Super Short Income Plus Fund has been an acceptable low risk bond fund alternative for money market investors.

                                /s/ Robert W. Corner
                                Robert W. Corner
                                Managing Director

INSTITUTIONAL SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2004)

--------------------------------------------------------------
                            Annualized           Cumulative
                             Inception            Inception
        One Year              to Date              to Date
--------------------------------------------------------------
          1.01%                1.93%               4.18%
--------------------------------------------------------------

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
          COMPARISON OF CHANGE IN THE VALUE OF A $1,000,000 INVESTMENT


              STI Classic
      U.S. Government Super Short       iMoney Net                    Citigroup
           Income Plus Fund,          Net Government                   6 Month                Lipper Ultra-Short
         Institutional Shares      Institutional Average         Treasury Bill Index         Obligations Objective
4/30/02        $1,000,000                $1,000,000                  $1,000,000                   $1,000,000
5/02            1,002,000                 1,001,200                   1,001,600                    1,002,600
5/03            1,030,056                 1,012,714                   1,017,525                    1,026,362
5/04            1,040,460                 1,018,891                   1,028,209                    1,036,112

L SHARES(2)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2004)

---------------------------------------------------------------
                            Annualized           Cumulative
                             Inception            Inception
        One Year              to Date              to Date
---------------------------------------------------------------
          0.47%                1.70%                3.66%
---------------------------------------------------------------

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          COMPARISON OF CHANGE IN THE VALUE OF A $50,000 INVESTMENT

              STI Classic
      U.S. Government Super Short       iMoney Net                    Citigroup
           Income Plus Fund,            Government                     6 Month                Lipper Ultra-Short
               L Shares            Institutional Average         Treasury Bill Index         Obligations Objective
5/31/02          $50,000                  $50,000                      $50,000                    $50,000
5/02              50,100                   50,060                       50,080                     50,130
5/03              51,528                   50,636                       50,876                     51,318
5/04              51,770                   50,945                       51,410                     51,806

Past performance is no indication of future performance.

The Funds' comparative benchmark does not include the annual operating expenses incurred by the Fund.

(1)  Institutional Shares were offered beginning on April 11, 2002.

(2) L Shares were offered beginning on April 16, 2003. L Shares' performance for the period prior to April 16, 2003 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher operating expenses of the L Shares. If it had, performance would have been lower than that shown.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
             -------------------------------------------------------

The investment objective of the Classic Institutional Cash Management Money Market Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in high quality money market instruments. The investment discipline used in managing the Fund, emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits and segments of the yield curve within the universe of money market eligible securities, which offer the most attractive risk/reward trade-off and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Open Market Committee is expected to raise interest rates at its upcoming June 30th meeting. In anticipation of this action interest rates have recently risen from historical lows. Over the last year the Federal Reserve has maintained the Funds Rate at a 45-year low of 1.00%.

Our outlook is that the Federal Reserve will raise interest rates at the upcoming meeting as the economy continues to improve and to guard against an unexpected rise in inflation. We do expect the Federal Reserve to transition monetary policy from an accommodative stance to neutral over the balance of the year. With this in mind the portfolio has been structured to benefit from a rising rate policy by the Federal Reserve.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2004. The Fund had a one-year return of 0.86% as compared to the iMoneyNet, Inc. First Tier Institutional Average return of 0.73%.


                                                /s/Robert S. Bowman
                                                Robert S. Bowman, CFA
                                                Managing Director

       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
       ------------------------------------------------------------------

The investment objective of the STI Classic U.S. Government Securities Money Market Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in money market eligible securities. Eligible securities include U.S. Government Agency securities and repurchase agreements collateralized by U.S. Government Agency obligations. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Open Market Committee is expected to raise interest rates at its upcoming June 30th meeting. In anticipation of this action interest rates have recently risen from historical lows. Over the last year the Federal Reserve has maintained the Funds Rate at a 45-year low of 1.00%.

Our outlook is that the Federal Reserve will raise interest rates at the upcoming meeting as the economy continues to improve and to guard against an unexpected rise in inflation. We do expect the Federal Reserve to transition monetary policy from an accommodative stance to neutral over the balance of the year. With this in mind the portfolio has been structured to benefit from a rising rate policy by the Federal Reserve.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2004. The Fund has a one-year return of 0.82% as compared to the iMoneyNet, Inc. Government Institutional Average return of 0.61%.

                                                /s/Robert S. Bowman
                                                Robert S. Bowman, CFA
                                                Managing Director

        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
        ----------------------------------------------------------------

The investment objective of the Classic Institutional U.S. Treasury Securities Money Market Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in money market eligible securities. Eligible securities include U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury obligations. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve maintained the Funds Rate at a 45-year low of 1.00% since June of last year. The Federal Reserve Open Market Committee is expected to raise the Federal Funds Rate and Discount Rate at its upcoming June 30th meeting. In anticipation of this action interest rates have recently risen from historical lows.

Our outlook is that the Federal Reserve will raise interest rates at the upcoming meeting as the economy continues to improve and to guard against an unexpected rise in inflation. We do expect the Federal Reserve to transition monetary policy from an accommodative stance to neutral over the balance of the year. With this in mind the portfolio has been structured to benefit from a rising rate policy by the Federal Reserve.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2004. The Fund's Institutional Shares had a one-year return of 0.77% and the Fund's Corporate Trust Shares had a return of 0.57% as compared to the iMoneyNet, Inc. U.S. Treasury & Repo Average return of 0.36%.


                                 /s/David S. Yealy
                                 David S. Yealy
                                 Managing Director

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)   VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (36.2%)
   U.S. Treasury Notes
     5.750%, 08/15/10                  $2,000    $  2,178
     5.375%, 02/15/31                   4,175       4,191
     4.375%, 08/15/12                   6,310       6,260
     4.250%, 08/15/13                   8,750       8,507
     3.250%, 08/15/07                   4,150       4,160
     3.125%, 10/15/08                   6,000       5,875
     1.625%, 09/30/05                  17,500      17,397
                                                 --------
Total U.S. Treasury Obligations
     (Cost $49,570)                                48,568
                                                 --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (26.8%)
   FHLB, Ser 421
     3.875%, 06/14/13                   3,000       2,735
   FHLB, Ser 430
     2.875%, 09/15/06                   4,000       3,985
   FHLB, Ser 443
     1.625%, 06/15/05                   5,000       4,980
   FHLB, Ser DQ07
     2.625%, 05/15/07                     350         342
   FHLMC
     6.625%, 09/15/09                     625         691
     5.875%, 03/21/11                   1,670       1,748
     5.500%, 07/15/06                   2,000       2,108
     5.250%, 01/15/06                   4,025       4,198
     3.875%, 01/12/09                     965         947
     3.050%, 01/19/07                   1,200       1,196
     2.125%, 11/15/05                   3,000       2,989
   FNMA
     5.500%, 05/02/06                   2,025       2,120
     4.100%, 08/27/08                   1,200       1,203
     4.000%, 12/15/08                   1,225       1,208
     3.375%, 12/15/08                   3,000       2,906
     2.625%, 01/19/07                   2,750       2,702
                                                 --------
Total U.S. Government Agency Obligations
     (Cost $36,647)                                36,058
                                                 --------

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)   VALUE (000)
------------------------------------------------------------
CORPORATE OBLIGATIONS (19.7%)
BANKS (1.8%)
   Bank One
     5.500%, 03/26/07                  $  480    $    505
   Bank of America
     4.750%, 10/15/06                     300         310
   Wachovia
     6.800%, 06/01/05                   1,590       1,658
                                                 --------
                                                    2,473

COMMUNICATION SERVICES (0.4%)
   SBC Communications
     5.750%, 05/02/06                     550         578
                                                 --------

COMPUTER SERVICES (0.2%)
   Computer Sciences
     3.500%, 04/15/08                     200         196
   First Data
     3.375%, 08/01/08                      60          58
                                                 --------
                                                      254

FINANCE (9.4%)
   Boeing Capital
     6.100%, 03/01/11                     805         845
   CIT Group
     4.125%, 02/21/06                   1,065       1,087
   General Electric Capital
     3.500%, 05/01/08                   2,120       2,082
   Golden West Financial
     4.125%, 08/15/07                     750         759
   Household Finance
     5.750%, 01/30/07                   1,060       1,119
   International Lease Finance
     3.750%, 08/01/07                   1,590       1,584
   Merrill Lynch, Ser B, MTN
     3.375%, 09/14/07                   1,580       1,562
   National Rural Utilities
     3.000%, 02/15/06                     380         381
   SLM, MTN
     3.625%, 03/17/08                     855         847

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND -- CONCLUDED

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)   VALUE (000)
------------------------------------------------------------
FINANCE--CONTINUED
   Verizon Global Funding
     7.250%, 12/01/10                  $1,295    $  1,447
   Wells Fargo
     3.500%, 04/04/08                     850         836
                                                 --------
                                                   12,549

FOOD, BEVERAGE & TOBACCO (0.7%)
   Coca-Cola Enterprises
     5.250%, 05/15/07                     865         908
                                                 --------
INSURANCE (0.8%)
   Prudential Financial, Ser B, MTN
     4.750%, 04/01/14                   1,190       1,105
                                                 --------

INVESTMENT BANKERS/BROKER DEALERS (3.6%)
   Bear Stearns
     4.000%, 01/31/08                   1,170       1,170
   Citigroup
     6.750%, 12/01/05                     200         212
   Goldman Sachs Group
     4.750%, 07/15/13                     615         575
   JP Morgan Chase
     5.250%, 05/30/07                   1,060       1,106
   Morgan Stanley
     4.750%, 04/01/14                   1,250       1,149
     3.625%, 04/01/08                     675         667
                                                 --------
                                                    4,879

METALS (0.7%)
   Alcan
     5.200%, 01/15/14                   1,000         974
                                                 --------

PETROLEUM & FUEL PRODUCTS (0.9%)
   Conoco Funding
     5.450%, 10/15/06                   1,000       1,055
   ConocoPhillips
     8.500%, 05/25/05                     100         106
                                                 --------
                                                    1,161

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)   VALUE (000)
------------------------------------------------------------
UTILITIES (1.2%)
   Alabama Power, Ser X
     3.125%, 05/01/08                  $  425    $    411
   PacifiCorp
     6.900%, 11/15/11                   1,100       1,226
                                                 --------
                                                    1,637
                                                 --------

Total Corporate Obligations
     (Cost $27,384)                                26,518
                                                 --------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (7.1%)
   FHLMC, Ser A14166
     5.000%, 10/01/33                   1,071       1,030
   FHLMC, Ser B11936
     4.500%, 01/01/19                     928         908
   FHLMC, Ser E01488
     5.000%, 10/01/18                     407         407
   FHLMC, Ser E01489
     4.500%, 11/01/18                     327         320
   FHLMC, Ser G11453
     6.000%, 10/01/14                   1,806       1,883
   FNMA, Ser 384981
     5.725%, 03/01/12                     237         250
   FNMA, Ser 385097
     6.260%, 05/01/12                     314         340
   FNMA, Ser 545759
     6.500%, 07/01/32                   1,727       1,789
   FNMA, Ser 747594
     6.500%, 11/01/33                     478         495
   GNMA, Ser 595260
     5.500%, 12/15/32                     209         208
   GNMA, Ser 604549
     5.000%, 08/15/33                      93          90
   GNMA, Ser 604945
     5.000%, 01/15/34                     969         935
   GNMA, Ser 604946
     5.500%, 01/15/34                     834         830
                                                 --------
Total U.S. Government Agency Mortgage-Backed
     Obligations (Cost $9,654)                      9,485
                                                 --------

------------------------------------------------------------
                                  FACE AMOUNT
                                 (000)/SHARES   VALUE (000)
------------------------------------------------------------
ASSET-BACKED SECURITIES (4.7%)
   Capital Auto Receivables Asset
     Trust, Ser 2002-2, Cl A4
     4.500%, 10/15/07                  $1,000    $  1,021
   Citibank Credit Card Issuance
     Trust, Ser 2004-A1, Cl A1
     2.550%, 01/20/09                   2,135       2,096
   General Electric Commercial
     Mortgage, Ser 2002-1A, Cl A3
     6.269%, 12/10/35                   1,000       1,075
   Jp Morgan Chase Commercial
     Mortgage Security,
     Ser 2004-CB8, Cl A4
     4.404%, 01/12/39                   1,690       1,569
   Whole Auto Loan Trust,
     Ser 2003-1, Cl A3A
     1.840%, 10/15/06                     500         498
                                                 --------

Total Asset-Backed Securities
     (Cost $6,515)                                  6,259
                                                 --------

CASH EQUIVALENT (4.6%)
   Federated Prime Value
     Money Market Fund              6,186,773       6,187
                                                 --------

Total Cash Equivalent
     (Cost $6,187)                                  6,187
                                                 --------

Total Investments (99.1%)
     (Cost $135,957)                              133,075
                                                 --------

------------------------------------------------------------

                                                VALUE (000)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
Receivable from Adviser                          $      6
Investment Advisory Fees Payable                      (45)
Shareholder Service Fees Payable                      (26)
Payable to Affiliated Funds                           (14)
Administration Fees Payable                            (8)
Custodian Fees Payable                                 (1)
Transfer Agent Shareholder
   Servicing Fees Payable                              (1)
Other Assets and Liabilities, Net                   1,302
                                                 --------
Total Other Assets and Liabilities                  1,213
                                                 --------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par
   value) based on 2,590,795 outstanding
   shares of beneficial interest                   25,887
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 11,049,979 outstanding
   shares of beneficial interest                  111,119
Undistributed net investment income                     3
Accumulated net realized gain on investments          161
Net unrealized depreciation on investments         (2,882)
                                                 --------
Total Net Assets (100.0%)                        $134,288
                                                 ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($25,505,818 / 2,590,795 shares)                 $9.84
                                                 ========

Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($108,781,920 / 11,049,979 shares)               $9.84
                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 45.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)   VALUE (000)
------------------------------------------------------------
CORPORATE OBLIGATIONS (37.4%)
AUTOMOTIVE (2.7%)
   DaimlerChrysler
     7.750%, 06/15/05                  $  250     $   263
   Ford Motor Credit
     7.500%, 03/15/05                     175         182
     6.875%, 02/01/06                     175         184
   GMAC
     6.750%, 01/15/06                     305         321
                                                  -------
                                                      950
                                                  -------

BANKS (3.0%)
   Bank of America
     5.250%, 02/01/07                     275         287
   KFW International Finance, Ser DTC
     4.750%, 01/24/07                     335         349
   Wachovia
     6.800%, 06/01/05                     425         443
                                                  -------
                                                    1,079
                                                  -------

CABLE (0.9%)
   Comcast Cable Communications
     8.375%, 05/01/07                     145         163
   Intelsat
     5.250%, 11/01/08                      90          83
   Univision Communications
     2.875%, 10/15/06                      85          84
                                                  -------
                                                      330
                                                  -------

CAPITAL GOODS (0.5%)
   Masco
     6.750%, 03/15/06                     160         171
                                                  -------

FINANCE (9.1%)
   Boeing Capital
     5.650%, 05/15/06                     145         152
   Capital One Financial
     7.250%, 05/01/06                     150         160
   CIT Group
     4.125%, 02/21/06                     425         434

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)   VALUE (000)
------------------------------------------------------------
FINANCE--CONTINUED
   Citigroup
     6.750%, 12/01/05                 $   450     $   477
   Countrywide Home Loan,
     Ser J, MTN
     5.500%, 08/01/06                     350         366
   Household Finance
     6.500%, 01/24/06                     395         418
   International Lease Finance
     3.500%, 04/01/09                     125         119
   JP Morgan Chase
     5.250%, 05/30/07                     345         360
   National Rural Utilities
     3.000%, 02/15/06                     425         426
    SLM, Ser A, MTN (B)
     1.310%, 09/15/06                     330         331
                                                  -------
                                                    3,243
                                                  -------

FOOD, BEVERAGE & TOBACCO (2.5%)
   Coca-Cola Enterprises
     5.250%, 05/15/07                     450         473
   ConAgra Foods
     7.500%, 09/15/05                      90          95
   Diageo Capital PLC
     3.375%, 03/20/08                     170         166
   Safeway
     6.150%, 03/01/06                     160         168
                                                  -------
                                                      902
                                                  -------

GOVERNMENT-REGIONAL (0.7%)
   Quebec Providence
     5.500%, 04/11/06                     225         236
                                                  -------

INDUSTRIAL (0.6%)
   Weyerhaeuser
     6.125%, 03/15/07                     215         228
                                                  -------

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)   VALUE (000)
------------------------------------------------------------
INSURANCE (1.9%)
   Allstate
     7.875%, 05/01/05                  $  455     $   478
   MetLife
     3.911%, 05/15/05                     115         117
   Safeco
     4.200%, 02/01/08                      65          66
                                                  -------
                                                      661
                                                  -------

INVESTMENT BANKERS/BROKER DEALERS (5.6%)
   Bear Stearns
     5.700%, 01/15/07                     275         290
   Credit Suisse First Boston
     5.875%, 08/01/06                     325         343
   Goldman Sachs Group
     7.625%, 08/17/05                     450         477
   Lehman Brothers Holdings
     7.750%, 01/15/05                     225         233
   Merrill Lynch, Ser B, MTN
     3.375%, 09/14/07                     435         430
   Morgan Stanley
     7.750%, 06/15/05                     225         238
                                                  -------
                                                    2,011
                                                  -------

MULTIMEDIA (1.8%)
   Liberty Media
     3.500%, 09/25/06                     200         200
   Time Warner
     6.125%, 04/15/06                     175         184
   Viacom
     7.750%, 06/01/05                     250         264
                                                  -------
                                                      648
                                                  -------

PETROLEUM & FUEL PRODUCTS (1.7%)
   Anadarko Petroleum
     3.250%, 05/01/08                     165         161
   ConocoPhillips
     8.500%, 05/25/05                     250         265

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)   VALUE (000)
------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--CONTINUED
   Kerr-McGee
     5.875%, 09/15/06                  $  160     $   168
                                                  -------
                                                      594
                                                  -------

REAL ESTATE (0.4%)
   EOP Operating LP
     8.375%, 03/15/06                     150         164
                                                  -------

RETAIL (0.5%)
   Kroger
     7.375%, 03/01/05                     160         166
                                                  -------

TELEPHONE & TELECOMMUNICATIONS (4.2%)
   AT&T Wireless
     7.500%, 05/01/07                     210         231
   British Telecom PLC
     7.875%, 12/15/05                     325         350
   Deutsche Telekom
     8.250%, 06/15/05                     300         318
   Verizon Wireless
     5.375%, 12/15/06                     225         236
   Vodafone Group PLC (A)
     7.625%, 02/15/05                     340         353
                                                  -------
                                                    1,488
                                                  -------

UTILITIES (1.3%)
   Alabama Power, Ser X
     3.125%, 05/01/08                      50          48
   Dominion Resources, Ser B
     7.625%, 07/15/05                     175         185
   PacifiCorp
     6.750%, 04/01/05                     100         104
   Pacific Gas & Electric (B)
     1.810%, 04/03/06                     125         125
                                                  -------
                                                      462
                                                  -------

Total Corporate Obligations
     (Cost $13,725)                                13,333
                                                  -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND -- CONCLUDED

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)   VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (24.1%)
   FHLB, Ser 322
     3.250%, 08/15/05                  $  875     $   886
   FHLB, Ser 392
     2.500%, 03/15/06                   1,075       1,071
   FHLB, Ser DQ07
     2.625%, 05/15/07                     100          98
   FHLMC
     4.250%, 06/15/05                     875         895
     3.375%, 04/15/09                     185         178
     3.050%, 01/19/07                     400         399
     2.875%, 11/03/06                     525         521
     2.400%, 03/29/07                     425         415
     2.375%, 02/15/07                     345         337
   FHLMC, MTN
     2.500%, 12/04/06                     425         419
     2.050%, 07/14/06                     425         418
   FNMA
     3.875%, 03/15/05                   1,750       1,780
     3.125%, 03/16/09                     175         166
     2.625%, 01/19/07                     525         516
     1.875%, 12/15/04                     500         501
                                                  -------

Total U.S. Government Agency Obligations
     (Cost $8,669)                                  8,600
                                                  -------

U.S. TREASURY OBLIGATIONS (18.4%)
   U.S. Treasury Notes
     5.750%, 11/15/05 (E)               2,225       2,339
     3.125%, 05/15/07                     875         876
     2.625%, 03/15/09                   1,090       1,036
     2.250%, 02/15/07 (E)                 815         800
     2.000%, 11/30/04                     725         727
     1.250%, 05/31/05                     775         771
                                                  -------

Total U.S. Treasury Obligations
     (Cost $6,587)                                  6,549
                                                  -------

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)   VALUE (000)
------------------------------------------------------------
ASSET-BACKED SECURITIES (12.0%)
   Bank One Issuance Trust,
     Ser 2002-A4, Cl A4
     2.940%, 06/16/08                  $  500     $   503
   Capital Auto Receivables Asset
     Trust, Ser 2002-3, Cl A3
     3.580%, 10/16/06                     350         355
   Capital Auto Receivables Asset
     Trust, Ser 2002-4, Cl A4
     2.640%, 03/17/08                     500         500
   Citibank Credit Card Issuance
     Trust, Ser 2001-A8, Cl A8
     4.100%, 12/07/06                     300         304
   Citibank Credit Card Issuance
     Trust, Ser 2004-A1, Cl A1
     2.550%, 01/20/09                     350         344
   DaimlerChrysler Auto Trust,
     Ser 2004-A, Cl A2
     1.410%, 11/08/06                     575         573
   Ford Credit Auto Owner Trust,
     Ser 2004-A, Cl A2
     2.130%, 10/15/06                     425         425
   Honda Automobile Receivables
     Owner Trust, Ser 2002-3, Cl A4
     3.610%, 12/18/07                     500         508
   MBNA Credit Card Master Note
     Trust, Ser 2003-A11, Cl A11
     3.650%, 03/15/11                     300         295
   USAA Auto Owner Trust,
     Ser 2004-1, Cl A3
     2.060%, 04/15/08                     450         444
                                                  -------

Total Asset-Backed Securities
     (Cost $3,948)                                  4,251
                                                  -------

------------------------------------------------------------
                                  FACE AMOUNT
                                 (000)/SHARES   VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (6.8%)
   FHLMC, Ser 2558, Cl BA
     5.000%, 05/15/11                  $  118     $   120
   FHLMC, Ser 780675 (B)
     3.352%, 07/01/33                     225         226
   FHLMC, Ser 847259 (B)
     4.359%, 03/01/34                     405         406
   FHLMC, Ser M90826
     4.000%, 07/01/08                     237         237
   FNMA, Ser 2003-9, Cl UA
     4.000%, 11/25/16                     275         278
   FNMA, Ser 555817 (B)
     3.135%, 09/01/33                     225         229
   FNMA, Ser 555844 (B)
     3.108%, 10/01/33                     269         279
   FNMA, Ser 688988 (B)
     3.195%, 05/01/33                     288         288
   FNMA, Ser 772346 (B)
     4.360%, 03/01/34                     347         347
                                                  -------

Total U.S. Government Agency Mortgage-Backed
     Obligations (Cost $2,428)                      2,410
                                                  -------

CASH EQUIVALENTS (5.3%)
   Boston Global Investment Trust
     Enhanced Portfolio (F)         1,799,250       1,799
   Federated Prime Value
     Money Market Fund                107,383         107
                                                  -------

Total Cash Equivalents
     (Cost $1,906)                                  1,906
                                                  -------

Total Investments (104.0%)
     (Cost $37,263)                                37,049
                                                  -------

------------------------------------------------------------

                                                VALUE (000)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-4.0%)
Payable Upon Return of Securities Loaned          $(1,799)
Investment Advisory Fees Payable                      (11)
Administration Fees Payable                            (2)
Other Assets and Liabilities, Net                     372
                                                  -------
Total Other Assets and Liabilities                 (1,440)
                                                  -------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par
   value) based on 3,554,721 outstanding
   shares of beneficial interest                   35,766
Undistributed net investment income                     1
Accumulated net realized gain on investments           56
Net unrealized depreciation on investments           (214)
                                                  -------
Total Net Assets (100.0%)                         $35,609
                                                  =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($35,609,402 / 3,554,721 shares)                $10.02
                                                  =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 45.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
CORPORATE OBLIGATIONS (34.4%)
AEROSPACE & DEFENSE (0.4%)
   Northrop Grumman
     8.625%, 10/15/04                  $1,000   $   1,025
                                                ---------

AUTOMOTIVE (0.4%)
   DaimlerChrysler
     6.400%, 05/15/06                   1,000       1,056
                                                ---------

BANKS (3.8%)
   Bank of America
     6.625%, 06/15/04                   2,000       2,002
   Capital One Bank
     6.500%, 07/30/04                   1,500       1,512
   PNC Funding
     7.000%, 09/01/04                   2,000       2,028
   US Bank (B)
     1.120%, 12/05/05                   2,000       2,001
   Wells Fargo
     6.625%, 07/15/04                   1,000       1,006
     1.220%, 03/03/06 (B)               1,000       1,002
                                                ---------
                                                    9,551
                                                ---------

BUILDING & CONSTRUCTION (0.2%)
   Masco
     6.750%, 03/15/06                     500         533
                                                ---------

CABLE (1.7%)
   Cox Communications
     7.500%, 08/15/04                   1,500       1,517
   TCI Communications
     8.650%, 09/15/04                   1,400       1,430
     6.875%, 02/15/06                     500         531
   Univision Communications
     2.875%, 10/15/06                     875         864
                                                ---------
                                                    4,342
                                                ---------

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
COMMUNICATION SERVICES (0.2%)
   Liberty Media
     3.500%, 09/25/06                  $  500   $     500
                                                ---------

ELECTRICAL SERVICES (1.6%)
   Alabama Power, Ser N
     4.875%, 09/01/04                   1,500       1,512
   Alabama Power, Ser Y
     2.800%, 12/01/06                     500         494
   Pacific Gas & Electric (B)
     1.810%, 04/03/06                     775         775
   Virginia Electric & Power
     5.750%, 03/31/06                   1,250       1,311
                                                ---------
                                                    4,092
                                                ---------

FINANCE (9.1%)
   American Honda Finance,
     MTN (A) (B)
     1.282%, 01/16/07                   2,500       2,499
   Capital One Financial
     7.250%, 05/01/06                     750         798
   CIT Group
     4.125%, 02/21/06                   1,000       1,021
   CIT Group, MTN (B)
     1.470%, 05/18/07                   2,500       2,498
   Countrywide Home Loan
     6.850%, 06/15/04                   1,475       1,478
   Countrywide Home Loan,
     Ser J, MTN
     5.500%, 08/01/06                   1,000       1,047
   Ford Motor Credit
     7.500%, 03/15/05                   1,500       1,559
     6.875%, 02/01/06                     500         525
   General Electric Capital,
     Ser A, MTN
     5.375%, 03/15/07                   1,000       1,051
   General Electric Capital,
     Ser A, MTN (B)
     1.235%, 03/15/05                   2,000       2,003

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
FINANCE--CONTINUED
   GMAC
     6.850%, 06/17/04                  $1,000   $   1,002
     6.750%, 01/15/06                     750         789
     6.125%, 09/15/06                     750         783
   Household Finance
     5.750%, 01/30/07                   1,000       1,056
   SLM, Ser A, MTN (B)
     1.370%, 01/25/06                   2,000       2,005
     1.310%, 09/15/06                   2,000       2,006
   Textron Financial, Ser E, MTN
     2.750%, 06/01/06                     635         631
                                                ---------
                                                   22,751
                                                ---------

FOOD, BEVERAGE & TOBACCO (1.3%)
   Conagra Foods
     7.500%, 09/15/05                     750         795
   Diageo Capital PLC
     6.625%, 06/24/04                   1,350       1,355
   Safeway
     6.150%, 03/01/06                   1,000       1,051
                                                ---------
                                                    3,201
                                                ---------

FORESTRY (0.5%)
   Weyerhaeuser
     5.500%, 03/15/05                   1,250       1,283
                                                ---------

INDUSTRIAL (0.4%)
   PPG Industries
     6.750%, 08/15/04                   1,000       1,011
                                                ---------

INSURANCE (2.3%)
   ASIF Global (A) (B)
     1.440%, 05/30/06                   2,500       2,506
   MetLife Global (A) (B)
     1.450%, 08/28/06                   3,250       3,255
                                                ---------
                                                    5,761
                                                ---------

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS (5.8%)
   Credit Suisse, MTN (B)
     1.540%, 02/22/05                  $2,000   $   2,004
   Goldman Sachs Group, MTN (B)
     1.210%, 03/30/07                   3,000       2,998
   JP Morgan Chase
     5.625%, 08/15/06                   1,000       1,054
   JP Morgan Chase, Ser C, MTN (B)
     1.240%, 12/18/06                   3,000       3,005
   Merrill Lynch, Ser B, MTN
     5.350%, 06/15/04                   2,875       2,879
   Morgan Stanley (B)
     1.280%, 01/12/07                   2,500       2,502
                                                ---------
                                                   14,442
                                                ---------

METALS & MINING (0.4%)
   3M, Ser C, MTN
     4.250%, 09/01/04                   1,000       1,007
                                                ---------

MULTIMEDIA (1.0%)
   Time Warner
     6.125%, 04/15/06                   1,000       1,053
   Viacom
     7.750%, 06/01/05                   1,250       1,319
                                                ---------
                                                    2,372
                                                ---------

PETROLEUM & FUEL PRODUCTS (0.3%)
   Kerr-McGee
     5.875%, 09/15/06                     750         788
                                                ---------

REAL ESTATE INVESTMENT TRUSTS (0.5%)
   EOP Operating LP
     6.500%, 06/15/04                   1,250       1,252
                                                ---------

RETAIL (1.6%)
   Kroger
     7.375%, 03/01/05                   1,500       1,558
   May Department Stores
     7.150%, 08/15/04                     475         480

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND -- CONTINUED

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
RETAIL--CONTINUED
   Wal-Mart Stores, MTN (B)
     1.238%, 02/22/05                  $1,875   $   1,875
                                                ---------
                                                    3,913
                                                ---------

TELEPHONE & TELECOMMUNICATIONS (2.7%)
   British Telecom PLC
     7.875%, 12/15/05                   1,000       1,076
   Deutsche Telekom
     8.250%, 06/15/05                   1,500       1,588
   SBC Communications
     5.750%, 05/02/06                   1,000       1,051
   Verizon Global Funding
     6.750%, 12/01/05                   1,250       1,326
   Vodafone Group PLC (A)
     7.625%, 02/15/05                   1,500       1,560
                                                ---------
                                                    6,601
                                                ---------

TRANSPORTATION (0.2%)
   Union Pacific
     6.400%, 02/01/06                     500         528
                                                ---------

Total Corporate Obligations
     (Cost $86,107)                                86,009
                                                ---------

ASSET-BACKED SECURITIES (26.4%)
   BMW Vehicle Owner Trust,
     Ser 2003-A, Cl A2
     1.450%, 11/25/05                     306         306
   Bank One Issuance Trust,
     Ser 2003-A5, Cl A5 (B)
     1.150%, 02/17/09                   2,500       2,501
   Capital Auto Receivables Asset
     Trust, Ser 2001-2,  Cl A4
     5.000%, 12/15/06                   4,375       4,383
   Capital Auto Receivables Asset
     Trust, Ser 2003-1, Cl A2A
     2.270%, 01/17/06                     925         928

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
ASSET-BACKED SECURITIES--CONTINUED
   CIT Equipment Collateral,
     Ser 2003-VT1, Cl A3A (B)
     1.230%, 04/20/07                  $2,000   $   2,003
   CIT Group Home Loan Equity
     Trust, Ser 2003-1, Cl A1 (B)
     1.190%, 08/20/18                      26          26
   Citibank Credit Card Issuance
     Trust, Ser 2003-A2, Cl A2
     2.700%, 01/15/08                   1,500       1,501
   Collegiate Funding Services
     Education Loan,
     Ser 2003-B, Cl A6 (B)
     1.200%, 12/28/43                   2,500       2,500
   DaimlerChrysler Auto Trust,
     Ser 2004-A, Cl A2
     1.410%, 11/08/06                   1,750       1,742
   DaimlerChrysler Master Owner
     Trust, Ser 2003-A, Cl A (B)
     1.150%, 02/15/08                   2,575       2,577
   Education Funding Capital
     Trust I, Ser 2003-A1, Cl 8 (B)
     1.140%, 06/01/42                   2,500       2,500
   Education Loans,
     Ser 2003-1, Cl A (B)
     1.250%, 12/01/35                   2,500       2,500
   First USA Credit Master Trust,
     Ser 2001-1, Cl A (B)
     1.250%, 09/19/08                   3,500       3,508
   Ford Credit Owner Trust,
     Ser 2003-B, Cl A2A
     1.400%, 06/15/05                     940         940
   GMAC Mortgage Corporation
     Loan Trust, Ser 2003-HE1,
     Cl A1 (B)
     1.190%, 04/25/33                   1,000       1,000
   GMAC Mortgage Corporation Loan
     Trust, Ser 2004-HE1, Cl A1 (B)
     1.180%, 06/25/34                   2,275       2,275

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
ASSET-BACKED SECURITIES--CONTINUED
   Harley Davidson Motorcycle
     Trust, Ser 2004-1, Cl A1
     1.400%, 10/15/08                  $2,451   $   2,439
   Honda Auto Receivables Owner
     Trust, Ser 2003-2, Cl A2
     1.340%, 12/21/05                   1,533       1,532
   MBNA Master Credit Card Trust,
     Ser 2000-C, Cl A (B)
     1.260%, 07/15/07                   2,500       2,503
   Navistar Financial Corporate
     Owner Trust, Ser 2002-B,
     Cl A3A (B)
     1.350%, 03/15/07                   2,296       2,296
   Nelnet Student Loan Corporation,
     Ser 2002-A, Cl A7 (B)
     1.100%, 06/01/35                   2,500       2,500
   Nissan Auto Receivables Owner
     Trust, Ser 2002-A, Cl A4
     4.280%, 10/16/06                   1,750       1,779
   Nissan Master Owner Trust
     Receivables, Ser 2003-A,
     Cl A1 (B)
     1.160%, 09/15/08                   3,000       3,002
   Regions Auto Receivables Trust,
     Ser 2003-2, Cl A1
     1.164%, 11/15/04                     640         640
   Residential Asset Mortgage
     Products, Ser 2004-RS2,
     Cl AI1 (B)
     1.230%, 01/25/24                     883         883
   Residential Asset Securites
     Corporation, Ser 2003-KS11,
     Cl AI1 (B)
     1.270%, 09/25/21                   1,231       1,231
   Residential Asset Securities
     Corporation, Ser 2002-KS6,
     Cl AI3
     3.580%, 12/25/26                   1,500       1,509

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
ASSET-BACKED SECURITIES--CONTINUED
   Residential Asset Securities
     Corporation, Ser 2002-KS8,
     Cl A2
     3.040%, 05/25/23                 $   879   $     880
   SLM Student Loan Trust,
     Ser 2003-11, Cl A1 (B)
     1.110%, 09/15/09                   2,712       2,711
   SLM Student Loan Trust,
     Ser 2004-2, Cl A2 (B)
     1.190%, 04/25/13                   3,000       2,998
   Student Loan Financial Association,
     Ser 2003-04, Cl A (B)
     1.200%, 12/01/38                   2,500       2,500
   Toyota Auto Receivables Owner
     Trust, Ser 2003-B, Cl A3 (B)
     1.130%, 08/15/07                   3,000       3,001
   USAA Auto Owner Trust,
     Ser 2004-1, Cl A3
     2.060%, 04/15/08                   2,150       2,122
   Washington Mutual,
     Ser 2003-AR12,  Cl A1 (B)
     1.601%, 02/25/34                     287         287
                                                ---------

Total Asset-Backed Securities
     (Cost $66,161)                                66,003
                                                ---------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (15.5%)
   FHLMC, Ser 1520, Cl H
     6.250%, 11/15/07                     398         401
   FHLMC, Ser 1629, Cl HA
     3.500%, 12/15/21                     109         109
   FHLMC, Ser 1B1002 (B)
     3.686%, 08/01/33                   1,184       1,174
   FHLMC, Ser 2485, Cl AF
     5.500%, 12/15/15                     242         251
   FHLMC, Ser 2485, Cl AH
     5.500%, 12/15/13                      13          13

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND -- CONTINUED

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS--CONTINUED
   FHLMC, Ser 2497, Cl NM
     4.500%, 05/15/14                 $   165   $     167
   FHLMC, Ser 2508, Cl MF
     5.000%, 04/15/13                     305         309
   FHLMC, Ser 2542, Cl AG
     4.000%, 11/15/11                   1,610       1,623
   FHLMC, Ser 2558, Cl BA
     5.000%, 05/15/11                     455         460
   FHLMC, Ser 2572, Cl LB
     5.000%, 04/15/16                   1,000       1,024
   FHLMC, Ser 2595, Cl AB
     5.000%, 02/15/14                   1,581       1,623
   FHLMC, Ser 2685, Cl NA
     4.000%, 11/15/06                   1,953       1,973
   FHLMC, Ser 780675 (B)
     3.352%, 07/01/33                     938         942
   FHLMC, Ser 847259 (B)
     4.359%, 03/01/34                   2,025       2,032
   FHLMC, Ser M80812
     4.500%, 04/01/10                   1,270       1,269
   FHLMC, Ser M90803
     4.500%, 03/01/08                   1,332       1,349
   FHLMC, Ser M90814
     4.000%, 05/01/08                   1,942       1,942
   FHLMC, Ser M90818
     4.000%, 06/01/08                   1,694       1,694
   FNMA, Ser 1993-197, Cl PH
     6.000%, 07/25/08                   1,415       1,439
   FNMA, Ser 2003-9, Cl UA
     4.000%, 11/25/16                   1,500       1,519
   FNMA, Ser 555817 (B)
     3.135%, 09/01/33                   2,287       2,328
   FNMA, Ser 555844 (B)
     3.108%, 10/01/33                   2,772       2,870
   FNMA, Ser 635082 (B)
     5.128%, 05/01/32                     897         928

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS--CONTINUED
   FNMA, Ser 688988 (B)
     3.195%, 05/01/33                  $2,305   $   2,305
   FNMA, Ser 701045 (B)
     3.473%, 04/01/33                   1,619       1,624
   FNMA, Ser 709050 (B)
     3.781%, 06/01/33                   2,196       2,192
   FNMA, Ser 722615 (B)
     3.703%, 08/01/33                   1,066       1,060
   FNMA, Ser 759258 (B)
     3.372%, 01/01/34                   1,448       1,452
   FNMA, Ser 772346 (B)
     4.360%, 03/01/34                   1,313       1,315
   GNMA, Ser 2003-79, Cl PA
     5.500%, 01/20/21                   1,186       1,196
                                                ---------

Total U.S. Government Agency Mortgage-Backed
     Obligations (Cost $38,714)                    38,583
                                                ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS (11.3%)
   FHLB
     1.450%, 03/11/05                   4,500       4,489
   FHLMC
     2.875%, 11/03/06                     700         695
   FHLMC (B)
     1.135%, 11/07/05                   5,500       5,500
     1.100%, 10/07/05                   3,000       2,999
   FHLMC, MTN
     2.500%, 12/04/06                     700         690
   FNMA
     1.750%, 05/23/05                   3,425       3,417
   FNMA (B)
     0.990%, 09/06/05                   5,500       5,495
   FNMA Discount Note (C)
     1.053%, 07/21/04                   5,000       4,993
                                                ---------

Total U.S. Government Agency Obligations
     (Cost $28,311)                                28,278
                                                ---------

------------------------------------------------------------
                                 FACE AMOUNT
                                 (000)/SHARES  VALUE (000)
------------------------------------------------------------
COMMERCIAL PAPER (6.8%)
FINANCE (3.9%)
   ABN Amro (C)
     1.068%, 07/21/04                  $4,750   $   4,743
   Bank of America (C)
     1.163%, 06/01/04                   5,000       5,000
                                                ---------
                                                    9,743
                                                ---------

ASSET BACKED (2.9%)
   Ciesco LLC (C)
     1.072%, 07/06/04                   3,125       3,122
   New Center Asset (C)
     1.052%, 07/12/04                   4,125       4,120
                                                ---------
                                                    7,242
                                                ---------

Total Commercial Paper
     (Cost $16,985)                                16,985
                                                ---------

MUNICIPAL BOND (1.0%)
   Student Loan Financial Association
     Education, RB (B)
     1.250%, 06/01/38                   2,450       2,450
                                                ---------

Total Municipal Bond
     (Cost $2,450)                                  2,450
                                                ---------
U.S. TREASURY OBLIGATION (0.3%)
   U.S. Treasury Note
     2.250%, 02/15/07                     850         835
                                                ---------

Total U.S. Treasury Obligation
     (Cost $833)                                      835
                                                ---------

CASH EQUIVALENTS (0.8%)
   Dreyfus Government Cash
     Management Fund                1,000,000       1,000
   Federated Prime Value
     Money Market Fund              1,000,000       1,000
                                                ---------

Total Cash Equivalents
     (Cost $2,000)                                  2,000
                                                ---------

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENTS (3.9%)
   Merrill Lynch
     1.020% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $6,429,141
     (collateralized by FNMA
     Obligations: total market
     value $6,561,196) (D)             $6,428   $   6,428
   UBS Paine Webber
     1.010% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $3,305,886
     (collateralized by FNMA
     Obligations: total market
     value $3,372,496) (D)              3,306       3,306
                                                ---------

Total Repurchase Agreements
     (Cost $9,734)                                  9,734
                                                ---------

Total Investments (100.4%)
     (Cost $251,295)                              250,877
                                                ---------

OTHER ASSETS AND LIABILITIES (-0.4%)
Receivable from Affiliated Funds                        1
Investment Advisory Fees Payable                      (43)
Shareholder Service Fees Payable                      (24)
Administration Fees Payable                           (15)
Payable to Adviser                                     (1)
Custodian Fees Payable                                 (1)
Transfer Agent Shareholder
   Servicing Fees Payable                              (1)
Other Assets and Liabilities, Net                    (953)
                                                ---------
Total Other Assets and Liabilities                 (1,037)
                                                ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND -- CONCLUDED

-----------------------------------------------------------

                                               VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 56,061,108 outstanding
   shares of beneficial interest                 $112,758
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 68,790,145 outstanding
   shares of beneficial interest                  138,111
Accumulated net realized loss on investments         (611)
Net unrealized depreciation on investments           (418)
                                                ---------
Total Net Assets (100.0%)                        $249,840
                                                =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($112,453,417 / 56,061,108 shares)               $2.01
                                                =========

Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($137,386,936 / 68,790,145 shares)               $2.00
                                                =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 45.

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

-------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
CORPORATE OBLIGATIONS (38.5%)
AUTOMOTIVE (0.9%)
   DaimlerChrysler
     4.750%, 01/15/08                  $  130     $   130
   Ford Motor
     7.450%, 07/16/31                     150         142
   General Motors
     8.375%, 07/15/33                     160         167
                                                  -------
                                                      439
                                                  -------

BANKS (1.7%)
   Bank One
     5.500%, 03/26/07                      50          53
   Bank of America
     4.750%, 10/15/06                     100         103
   First Union Capital, Ser A
     7.935%, 01/15/27                     100         109
   First Union Institutional Capital I
     8.040%, 12/01/26                     150         163
   Wachovia
     6.800%, 06/01/05                     100         104
   Washington Mutual
     4.625%, 04/01/14                     150         137
   Wells Fargo
     3.500%, 04/04/08                     100          98
   Wells Fargo Capital I
     7.960%, 12/15/26                      50          55
                                                  -------
                                                      822
                                                  -------

CABLE (3.7%)
   British Sky Broadcasting
     8.200%, 07/15/09                     115         133
   Comcast
     7.125%, 06/15/13                     875         955
     6.500%, 01/15/15                     150         156
   Cox Communications
     7.125%, 10/01/12                      30          33

-------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
CABLE--CONTINUED
   Rogers Cable
     5.500%, 03/15/14                  $  500     $   438
   Univision Communications
     3.500%, 10/15/07                      35          35
                                                  -------
                                                    1,750
                                                  -------

COMPUTER SERVICES (0.1%)
   Computer Sciences
     3.500%, 04/15/08                      70          68
                                                  -------

ENVIRONMENTAL SERVICES (1.0%)
   Allied Waste (A)
     6.125%, 02/15/14                     250         227
     5.750%, 02/15/11                     250         233
                                                  -------
                                                      460
                                                  -------

FINANCE (7.6%)
   Boeing Capital
     6.100%, 03/01/11                     245         257
   Capital One Bank
     6.500%, 06/13/13                     300         306
   CIT Group
     4.125%, 02/21/06                     500         511
   Citicorp Capital I
     7.933%, 02/15/27                     100         107
   General Electric Capital
     3.500%, 05/01/08                     775         761
   Golden West Financial
     4.125%, 08/15/07                      50          51
   Household Finance
     5.750%, 01/30/07                     300         317
   International Lease Finance
     3.750%, 08/01/07                     490         488
   National Rural Utilities
     3.000%, 02/15/06                      70          70
   SLM, MTN
     3.625%, 03/17/08                     100          99
   Textron Financial, Ser E, MTN
     2.750%, 06/01/06                      30          30

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND -- CONTINUED

-------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
FINANCE--CONTINUED
   Verizon Global Funding
     7.750%, 12/01/30                  $  130     $   146
     7.250%, 12/01/10                     410         458
                                                  -------
                                                    3,601
                                                  -------

FOOD, BEVERAGE & TOBACCO (1.1%)
   Albertson's
     7.500%, 02/15/11                     115         129
   Kraft Foods
     5.250%, 10/01/13                     150         145
   Safeway
     6.150%, 03/01/06                     240         253
                                                  -------
                                                      527
                                                  -------

FORESTRY (0.3%)
   Millar Western Forest (A)
     7.750%, 11/15/13                     100         100
   Weyerhaeuser
     7.950%, 03/15/25                      35          39
                                                  -------
                                                      139
                                                  -------

GOVERNMENT-REGIONAL (1.1%)
   Province of Quebec
     7.125%, 02/09/24                     100         114
   Republic of Brazil
     8.250%, 01/20/34                     150         109
   Republic of Columbia
     8.125%, 05/21/24                     350         272
   United Mexican States
     4.625%, 10/08/08                      35          35
                                                  -------
                                                      530
                                                  -------

HOTELS & LODGING (1.5%)
   MGM Mirage
     5.875%, 02/27/14                     500         459
   Station Casinos (A)
     6.000%, 04/01/12                     250         240
                                                  -------
                                                      699
                                                  -------

-------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
INDUSTRIAL (1.8%)
   Alcan
     6.125%, 12/15/33                  $  300     $   287
   International Paper
     6.750%, 09/01/11                      30          32
   International Steel Group (A)
     6.500%, 04/15/14                     250         233
   Masco
     5.875%, 07/15/12                      30          31
   Packaging Corp. of America
     5.750%, 08/01/13                     275         272
                                                  -------
                                                      855
                                                  -------

INSURANCE (1.0%)
   Fund American
     5.875%, 05/15/13                     135         134
   Prudential Financial, Ser B, MTN
     4.750%, 04/01/14                     325         302
   Safeco
     6.875%, 07/15/07                      30          33
                                                  -------
                                                      469
                                                  -------

INVESTMENT BANKERS/BROKER DEALERS (3.9%)
   Bear Stearns
     4.000%, 01/31/08                     365         365
   Goldman Sachs Capital I
     6.345%, 02/15/34                     410         385
   JP Morgan Chase
     5.250%, 05/30/07                     315         329
   Merrill Lynch, Ser B, MTN
     3.375%, 09/14/07                     500         494
   Morgan Stanley
     3.625%, 04/01/08                     280         277
                                                  -------
                                                    1,850
                                                  -------

-------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
MEDICAL & MEDICAL PRODUCTS (1.4%)
   HCA
     7.875%, 02/01/11                 $   525     $   566
   Wyeth
     6.500%, 02/01/34                     135         128
                                                  -------
                                                      694
                                                  -------

MULTIMEDIA (0.4%)
   Time Warner
     6.750%, 04/15/11                     125         135
   Viacom
     7.875%, 09/01/23                      35          40
                                                  -------
                                                      175
                                                  -------

PETROLEUM & FUEL PRODUCTS (3.2%)
   Amerada Hess
     7.125%, 03/15/33                     220         219
   Anadarko Petroleum
     3.250%, 05/01/08                      35          34
   Conoco
     6.950%, 04/15/29                     320         350
   Devon Financing
     6.875%, 09/30/11                      30          33
   Evergreen Resources (A)
     5.875%, 03/15/12                     100         101
   Kerr-McGee
     5.875%, 09/15/06                     210         220
   Petro Mexicanos
     9.250%, 03/30/18                     210         236
   XTO Energy
     4.900%, 02/01/14                     350         327
                                                  -------
                                                    1,520
                                                  -------

PRINTING & PUBLISHING (0.2%)
   Reader's Digest
     6.500%, 03/01/11                     100          98
                                                  -------

-------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (1.0%)
   EOP Operating LP
     8.375%, 03/15/06                 $   125     $   136
   Istar Financial
     6.000%, 12/15/10                     100          98
     4.875%, 01/15/09 (A)                 250         238
   Simon Property Group LP
     6.375%, 11/15/07                      30          32
                                                  -------
                                                      504
                                                  -------

RETAIL (0.6%)
   Ferrellgas (A)
     6.750%, 05/01/14                     250         239
   May Department Stores
     5.950%, 11/01/08                      30          32
                                                  -------
                                                      271
                                                  -------

TELEPHONE & TELECOMMUNICATIONS (2.1%)
   British Telecom PLC
     7.875%, 12/15/05                      30          32
   Corning
     5.900%, 03/15/14                     300         280
   Deutsche Telekom
     8.750%, 06/15/30                     105         128
   Nextel Communications
     5.950%, 03/15/14                     300         278
   Rogers Wireless (A)
     6.375%, 03/01/14                     250         235
   US Cellular
     6.700%, 12/15/33                      30          28
                                                  -------
                                                      981
                                                  -------

TRANSPORTATION (1.6%)
   Norfolk Southern
     7.800%, 05/15/27                     140         161
   OMI
     7.625%, 12/01/13                     100          97

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND -- CONCLUDED

-------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
TRANSPORTATION--CONTINUED
   Overseas Shipholding Group
     7.500%, 02/15/24                 $   500     $   460
   Union Pacific
     5.750%, 10/15/07                      30          32
                                                  -------
                                                      750
                                                  -------

UTILITIES (2.3%)
   Alabama Power, Ser X
     3.125%, 05/01/08                      50          48
   Carolina Power & Light
     6.500%, 07/15/12                      30          32
   Centerpoint Energy Resources, Ser B
     7.875%, 04/01/13                     600         669
   PacifiCorp
     6.900%, 11/15/11                     150         167
   Pacific Gas & Electric
     4.800%, 03/01/14                     145         137
   Southern California Edison
     8.000%, 02/15/07                      25          28
                                                  -------
                                                    1,081
                                                  -------

Total Corporate Obligations
     (Cost $19,132)                                18,283
                                                  -------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (32.6%)
   FHLMC, Ser 847259 (B)
     4.359%, 03/01/34                     415         416
   FHLMC, Ser A13662
     5.000%, 09/01/33                   1,351       1,300
   FHLMC, Ser A15182
     6.000%, 11/01/33                   1,220       1,241
   FHLMC, Ser B11431
     4.500%, 12/01/18                     324         317
   FHLMC, Ser B11936
     4.500%, 01/01/19                   1,855       1,816
   FHLMC, Ser C90780
     5.500%, 01/01/24                   1,274       1,285

-------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS--CONTINUED
   FHLMC, Ser E01490
     5.000%, 11/01/18                  $  457     $   458
   FHLMC, Ser E01539
     5.500%, 12/01/18                     184         188
   FHLMC, Ser E01545
     5.000%, 01/01/19                   1,030       1,032
   FHLMC, Ser E01582
     6.000%, 01/01/19                     760         790
   FHLMC, Ser G01058
     7.000%, 09/01/29                     134         141
   FNMA, Ser 254766
     5.000%, 06/01/33                     452         436
   FNMA, Ser 254963
     5.500%, 10/01/23                     452         455
   FNMA, Ser 545759
     6.500%, 07/01/32                   2,608       2,702
   FNMA, Ser 747820
     5.500%, 11/01/18                     469         479
   FNMA, Ser 757867
     6.000%, 11/01/33                     437         445
   FNMA, Ser 759522
     5.500%, 02/01/34                     939         932
   FNMA, Ser 766916 (B)
     4.551%, 03/01/34                     462         462
   GNMA, Ser 604639
     5.000%, 09/15/33                     360         348
   GNMA, Ser 621873
     5.500%, 02/15/34                     239         237
                                                  -------
Total U.S. Government Agency Mortgage-Backed
     Obligations (Cost $15,818)                    15,480
                                                  -------

-------------------------------------------------------------
                                   FACE AMOUNT
                                  (000)/SHARES  VALUE (000)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (12.7%)
   U.S. Treasury Bonds
     5.375%, 02/15/31                  $1,300     $ 1,305
   U.S. Treasury Notes
     4.375%, 08/15/12                   3,245       3,219
     2.125%, 10/31/04                   1,500       1,505
                                                  -------
Total U.S. Treasury Obligations
     (Cost $6,238)                                  6,029
                                                  -------

U.S. GOVERNMENT AGENCY OBLIGATIONS (9.4%)
   FHLB, Ser 430
     2.875%, 09/15/06                   1,500       1,494
   FNMA
     2.500%, 06/15/06                   3,000       2,975
                                                  -------

Total U.S. Government Agency Obligations
     (Cost $4,508)                                  4,469
                                                  -------

ASSET-BACKED SECURITIES (2.5%)
   Citibank Credit Card Issuance
     Trust, Ser 2004-A1, Cl A1
     2.550%, 01/20/09                     745         731
   JP Morgan Chase Commercial
     Mortgage, Ser 2004-CB8, Cl A4
     4.404%, 01/12/39                     485         451
                                                  -------

Total Asset-Backed Securities
     (Cost $1,232)                                  1,182
                                                  -------

CASH EQUIVALENT (3.3%)
   Federated Prime Value
     Money Market Fund              1,585,952       1,586
                                                  -------

Total Cash Equivalent
     (Cost $1,586)                                  1,586
                                                  -------

Total Investments (99.0%)
     (Cost $48,514)                                47,029
                                                  -------

-------------------------------------------------------------

                                                VALUE (000)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.0%)
Receivable from Adviser                           $    10
Shareholder Service Fees Receivable                     2
Payable to Affiliated Funds                           (17)
Investment Advisory Fees Payable                      (14)
Administration Fees Payable                            (3)
Other Assets and Liabilities, Net                     483
                                                  -------
Total Other Assets and Liabilities                    461
                                                  -------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 1,586,205 outstanding
   shares of beneficial interest                   15,985
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 3,255,949 outstanding
   shares of beneficial interest                   33,214
Accumulated net realized loss on investments         (224)
Net unrealized depreciation on investments         (1,485)
                                                  -------
Total Net Assets (100.0%)                         $47,490
                                                  =======

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($15,553,079 / 1,586,205 shares)                 $9.81
                                                  =======

Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($31,936,507 / 3,255,949 shares)                 $9.81
                                                  =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 45.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
SUPER SHORT INCOME PLUS FUND

------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (56.4%)
   FFCB (B)
     1.010%, 04/29/05                  $2,000    $  2,000
   FHLB
     1.450%, 03/11/05                   1,750       1,746
   FHLB Discount Note (C)
     1.179%, 08/25/04                   3,000       2,992
     1.032%, 07/09/04                   3,000       2,997
     0.970%, 06/02/04                   1,750       1,750
   FHLB, Ser 273
     3.875%, 12/15/04                   1,750       1,772
   FHLB, Ser 412 (B)
     0.975%, 09/20/04                   3,875       3,874
   FHLB, Ser 423 (B)
     1.156%, 12/17/04                   3,875       3,876
   FHLMC
     3.875%, 02/15/05                   1,035       1,051
     3.250%, 11/15/04                   2,300       2,319
     3.000%, 07/15/04                   3,000       3,006
     2.875%, 11/03/06                     575         571
     2.400%, 03/29/07                     575         561
   FHLMC (B)
     1.135%, 11/07/05                   2,500       2,500
     1.100%, 10/07/05                   2,000       2,000
     1.085%, 09/09/05                   2,500       2,500
   FHLMC Discount Note (C)
     1.039%, 07/06/04                   3,000       2,996
   FHLMC, MTN
     2.500%, 12/04/06                     325         320
     2.000%, 02/23/06                     575         570
   FHLMC, Ser 1, MTN
     2.500%, 11/25/05                   1,000         996
   FNMA
     3.500%, 09/15/04                   1,250       1,258
     2.750%, 08/11/06                     500         496
     1.750%, 05/23/05                   1,575       1,571
     1.330%, 02/23/05                   2,500       2,493

------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--CONTINUED
   FNMA (B)
     1.216%, 10/07/05                  $3,000    $  3,000
     1.040%, 03/23/05                   2,000       2,000
     0.990%, 09/06/05                   2,500       2,498
   FNMA Discount Note (C)
     1.052%, 07/21/04                   3,000       2,996
     1.034%, 06/15/04                   3,000       2,999
     1.002%, 06/09/04                   3,000       2,999
   SLMA, MTN (B)
     1.516%, 08/27/04                   2,500       2,503
                                                 --------

Total U.S. Government Agency Obligations
     (Cost $65,256)                                65,210
                                                 --------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (27.0%)
   FHLMC, Ser 1520, Cl H
     6.250%, 11/15/07                     597         601
   FHLMC, Ser 1629, Cl HA
     3.500%, 12/15/21                      72          73
   FHLMC, Ser 1B1002 (B)
     3.686%, 08/01/33                   1,175       1,166
   FHLMC, Ser 2485, Cl AF
     5.500%, 12/15/15                     546         564
   FHLMC, Ser 2485, Cl AH
     5.500%, 12/15/13                      26          26
   FHLMC, Ser 2497, Cl NM
     4.500%, 05/15/14                     275         278
   FHLMC, Ser 2508, Cl MF
     5.000%, 04/15/13                     610         619
   FHLMC, Ser 2542, Cl AG
     4.000%, 11/15/11                   1,016       1,024
   FHLMC, Ser 2558, Cl BA
     5.000%, 05/15/11                     546         553
   FHLMC, Ser 2572, Cl LB
     5.000%, 04/15/16                   1,000       1,024
   FHLMC, Ser 2595, Cl AB
     5.000%, 02/15/14                     971         996
   FHLMC, Ser 2685, Cl NA
     4.000%, 11/15/06                     679         686

------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS--CONTINUED
   FHLMC, Ser 780675 (B)
     3.352%, 07/01/33                  $1,170    $  1,175
   FHLMC, Ser 847259 (B)
     4.359%, 03/01/34                   1,150       1,154
   FHLMC, Ser M80812
     4.500%, 04/01/10                   1,270       1,269
   FHLMC, Ser M90803
     4.500%, 03/01/08                   1,332       1,349
   FHLMC, Ser M90814
     4.000%, 05/01/08                   1,757       1,757
   FHLMC, Ser M90818
     4.000%, 06/01/08                     753         753
   FNMA, Ser 1993-197, Cl PH
     6.000%, 07/25/08                     772         785
   FNMA, Ser 1993-43, Cl H
     6.500%, 12/25/07                     106         107
   FNMA, Ser 2001-80, Cl PC
     5.250%, 09/25/23                     610         612
   FNMA, Ser 2003-21, Cl XA
     4.500%, 05/25/18                     519         520
   FNMA, Ser 2003-9, Cl UA
     4.000%, 11/25/16                   1,750       1,772
   FNMA, Ser 555817 (B)
     3.135%, 09/01/33                     995       1,012
   FNMA, Ser 555844 (B)
     3.108%, 10/01/33                   1,188       1,230
   FNMA, Ser 635082 (B)
     5.128%, 05/01/32                   1,021       1,055
   FNMA, Ser 688988 (B)
     3.195%, 05/01/33                   1,172       1,172
   FNMA, Ser 701045 (B)
     3.473%, 04/01/33                   1,619       1,624
   FNMA, Ser 709050 (B)
     3.781%, 06/01/33                   2,196       2,192
   FNMA, Ser 722615 (B)
     3.703%, 08/01/33                   1,149       1,143

------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS--CONTINUED
   FNMA, Ser 2002-75, Cl QJ
     3.250%, 11/25/32                  $  628    $    630
   FNMA, Ser 759258 (B)
     3.372%, 01/01/34                     652         653
   FNMA, Ser 772346 (B)
     4.360%, 03/01/34                   1,164       1,166
   GNMA, Ser 2003-75, Cl YM
     4.000%, 10/20/21                     389         393
                                                 --------

Total U.S. Government Agency Mortgage-Backed
     Obligations (Cost $31,230)                    31,133
                                                 --------

ASSET-BACKED SECURITIES (7.6%)
   Collegiate Funding Services
     Education Loan, Ser 2003-B,
     Cl A6 (B)
     1.200%, 12/28/43                   1,200       1,200
   Education Funding Capital
     Trust I, Ser 2003-A1, Cl 8 (B)
     1.140%, 06/01/42                   1,150       1,150
   Education Loans, Ser 2003-1,
     Cl A (B)
     1.250%, 12/01/35                   1,200       1,200
   Nelnet Student Loan Corporation,
     Ser 2002-A, Cl A7 (B)
     1.100%, 06/01/35                   1,200       1,200
   SLM Student Loan Trust,
     Ser 2003-11, Cl A1 (B)
     1.110%, 09/15/09                   1,072       1,072
   SLM Student Loan Trust,
     Ser 2004-2, Cl A2 (B)
     1.190%, 04/25/13                   1,750       1,749
   Student Loan Financial
     Association, Ser 2003-04, Cl A (B)
     1.200%, 12/01/38                   1,200       1,200
                                                 --------

Total Asset-Backed Securities
     (Cost $8,773)                                  8,771
                                                 --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
SUPER SHORT INCOME PLUS FUND -- CONCLUDED

------------------------------------------------------------
                                   FACE AMOUNT
                                  (000)/SHARES  VALUE (000)
------------------------------------------------------------
MUNICIPAL BOND (1.0%)
   Student Loan Financial Association
     Education, RB (B)
     1.250%, 06/01/38                  $1,200    $  1,200
                                                 --------
Total Municipal Bond
     (Cost $1,199)                                  1,200
                                                 --------
CASH EQUIVALENTS (2.2%)
   Dreyfus Government Cash
     Management Fund                1,250,000       1,250
   Federated U.S. Government
     Fund                           1,250,000       1,250
                                                 --------

Total Cash Equivalents
     (Cost $2,500)                                  2,500
                                                 --------

REPURCHASE AGREEMENTS (5.9%)
   Merrill Lynch
     1.020% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $4,503,193
     (collateralized by U.S. Government
     Obligations: total market value
     $4,592,777) (D)                   $4,503       4,503
   UBS Paine Webber
     1.010% dated 05/28/04, to
     be repurchased on 06/01/04,
     repurchase price $2,284,865
     (collateralized by U.S. Government
     Obligations: total market value
     $2,333,249) (D)                    2,285       2,285
                                                 --------

Total Repurchase Agreements
     (Cost $6,788)                                  6,788
                                                 --------

Total Investments (100.1%)
     (Cost $115,746)                              115,602
                                                 --------


------------------------------------------------------------

                                                VALUE (000)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
Investment Advisory Fees Payable                 $    (12)
Administration Fees Payable                            (7)
Distribution Fees Payable                              (7)
Custodian Fees Payable                                 (1)
Transfer Agent Shareholder
   Servicing Fees Payable                              (1)
Other Assets and Liabilities, Net                     (55)
                                                 --------
Total Other Assets and Liabilities                    (83)
                                                 --------

NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 38,705,074 outstanding
   shares of beneficial interest                   77,875
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 3,841,425 outstanding
   shares of beneficial interest                   38,543
Undistributed net investment income                     2
Accumulated net realized loss on investments         (757)
Net unrealized depreciation on investments           (144)
                                                 --------
Total Net Assets (100.0%)                        $115,519
                                                 ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($77,360,384 / 38,705,074 shares)                $2.00
                                                 ========

Net Asset Value, Offering and Redemption
   Price Per Share -- L Shares
   ($38,158,622 / 3,841,425 shares)                 $9.93
                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 45.

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

-----------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (47.2%)
   FHLB
     1.360%, 03/09/05                 $30,000  $   30,000
     1.200%, 04/01/05                  25,000      24,994
   FHLB, Ser RX04
     1.141%, 06/09/04                  75,000      75,000
   FHLB, Ser VF04
     1.166%, 09/29/04                  50,000      50,000
   FHLB, Ser VI04
     1.186%, 10/06/04                  50,000      50,000
   FHLMC
     1.875%, 01/15/05                  20,000      20,026
   FHLMC Discount Note (C)
     1.209%, 06/21/04                  25,000      24,983
     1.225%, 08/12/04                  45,000      44,891
     1.455%, 11/16/04                  25,000      24,831
     1.471%, 11/23/04                  25,000      24,823
     1.078%, 12/06/04                  25,000      24,860
   FNMA
     1.196%, 08/13/04                  80,000      80,000
     1.030%, 08/23/04                 120,000     120,000
     1.375%, 02/11/05                  55,000      55,000
     1.360%, 02/15/05                  40,000      40,000
     1.050%, 02/23/05                 100,000     100,000
   FNMA Discount Note (C)
     1.212%, 07/01/04                  50,000      49,950
     1.160%, 08/20/04                  50,000      49,851
     1.119%, 10/04/04                  30,000      29,884
     1.416%, 11/03/04                  40,000      39,758
     1.073%, 11/12/04                  30,000      29,820
     1.296%, 12/10/04                  30,000      29,795
     1.295%, 02/04/05                  50,000      49,559
   FRMMT
     1.065%, 02/24/05                  50,000      50,000
                                               ----------

Total U.S. Government Agency Obligations
     (Cost $1,118,025)                          1,118,025
                                               ----------

-----------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
-----------------------------------------------------------
CORPORATE OBLIGATIONS (22.5%)
COMMERCIAL BANKS (3.1%)
   American Express Centurion
     1.050%, 01/20/05                 $25,000  $   25,000
   Wells Fargo Bank (B)
     1.040%, 10/07/04                  49,500      49,500
                                               ----------
                                                   74,500
                                               ----------

FINANCE (13.5%)
   Beta Finance, MTN
     1.216%, 09/07/04 (A) (B)          25,000      25,000
     1.226%, 01/18/05                  50,000      50,000
     1.535%, 04/29/05                  25,000      24,981
   Dorada Finance, MTN
     1.216%, 08/13/04 (A) (B)          25,000      25,000
     1.226%, 01/14/05                  50,000      50,000
     1.181%, 03/18/05                  20,000      20,000
   Liberty Light US Capital, MTN
     1.060%, 05/10/05                  50,000      49,990
   Sigma Finance, MTN
     1.206%, 09/01/04 (A) (B)          25,000      24,999
     1.226%, 01/12/05                  50,000      49,995
                                               ----------
                                                  319,965
                                               ----------

INVESTMENT BANKERS/BROKER DEALERS (2.1%)
   Bear Stearns, Ser B, MTN (B)
     1.070%, 07/19/04                  25,000      25,000
   Morgan Stanley
     1.100%, 05/04/05                  25,000      25,000
                                               ----------
                                                   50,000
                                               ----------

SPECIAL PURPOSE ENTITY (3.8%)
   Barrington Development (B)
     1.120%, 12/01/32                  21,135      21,135

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND -- CONTINUED

-----------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
-----------------------------------------------------------
SPECIAL PURPOSE ENTITY--CONTINUED
   Carmichael Properties (B)
     1.150%, 10/01/20                 $ 3,070  $    3,070
   Gasmor Corp. & Scientific (B)
     1.110%, 02/01/31                   3,710       3,710
   Principal Life Global, MTN (B)
     1.350%, 06/26/04                  61,000      61,147
                                               ----------
                                                   89,062
                                               ----------

Total Corporate Obligations
     (Cost $533,527)                              533,527
                                               ----------

TAXABLE MUNICIPAL BONDS (12.8%)
   Alabaster, Alabama,
     Ser A, GO, AMBAC (B)
     1.110%, 04/01/14                   9,355       9,355
   Alaska State, Housing Finance
     Agency, Ser C, RB, MBIA (B)
     1.050%, 12/01/32                  47,700      47,700
   Colorado State, Housing Finance
     Authority, Ser AA-1, RB (B)
     1.090%, 05/01/41                  20,025      20,025
   Colorado State, Housing Finance
     Authority, Ser B-2, RB (B)
     1.090%, 11/01/33                  20,700      20,700
   Colorado State, Housing Finance
     Authority, Ser C-2, RB (B)
     1.090%, 05/01/22                  10,000      10,000
   Colorado State, Housing Finance
     Authority, Ser I-C-1, RB (B)
     1.090%, 11/01/32                  35,000      35,000
   Florida, Housing Finance,
     Ser A-2, RB (LOC: FNMA) (B)
     1.090%, 01/15/35                   2,500       2,500
   Illinois State, Student Assistance
     Community, Ser D, RB
     (LOC: Bank of America) (B)
     1.100%, 09/01/23                  40,000      40,000

-----------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
-----------------------------------------------------------
TAXABLE MUNICIPAL BONDS--CONTINUED
   LP Pinewood SPV, LLC,
     Ser 2003 (B)
     1.100%, 02/01/18                 $14,900  $   14,900
   Mississippi, Development Bank,
     McEda Building Project, RB,
     AMBAC (B)
     1.100%, 12/01/23                   4,200       4,200
   New Jersey, Economic
     Development, Morey
     Organization Project, RB (LOC:
     First Union National Bank) (B)
     1.150%, 10/01/15                   3,340       3,340
   New Jersey, Economic
     Development, Pension
     Funding (B)
     1.090%, 02/15/29                  40,000      40,000
   New York City, Housing
     Development, Chelsea Centro
     Project, RB (LOC: Bayerische
     Landesbank) (B)
     1.100%, 06/01/33                  28,200      28,200
   Newport News, Virginia,
     Economic Development
     Authority, Shipbuilding
     Project, Ser A, RB (LOC:
     First Union National Bank) (B)
     1.120%, 07/01/31                   4,560       4,560
   Newport News, Virginia,
     Economic Development
     Authority, Shipbuilding
     Project, Ser B, RB (LOC:
     First Union National Bank) (B)
     1.070%, 07/01/31                  22,880      22,880
                                               ----------

Total Taxable Municipal Bonds
     (Cost $303,360)                              303,360
                                               ----------

-----------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
-----------------------------------------------------------
CERTIFICATES OF DEPOSIT (6.7%)
   American Express Centurion (B)
     1.060%, 09/27/04                $ 30,000  $   30,000
   Branch Banking & Trust
     1.105%, 01/24/05                  30,000      30,000
   Credit Suisse First Boston,
     Ser YCD (B)
     1.075%, 09/20/04                  40,000      40,000
   First Tennessee Bank,
     Ser CD (B)
     1.060%, 06/30/04                  30,000      30,000
   Regions Bank, Ser CD (B)
     1.050%, 07/29/04                  30,000      30,000
                                               ----------

Total Certificates of Deposit
     (Cost $160,000)                              160,000
                                               ----------
COMMERCIAL PAPER (5.0%)
ASSET-BACKED (0.8%)
   Atlantis One Funding (C)
     1.066%, 09/09/04                  20,000      19,941
                                               ----------

FINANCE (2.9%)
   Banc of America (C)
     1.163%, 06/01/04                  67,500      67,500
                                               ----------

INVESTMENT BANKERS/BROKER DEALERS (1.3%)
   Morgan Stanley
     1.110%, 07/27/04                  30,000      30,000
                                               ----------

Total Commercial Paper
     (Cost $117,441)                              117,441
                                               ----------

REPURCHASE AGREEMENTS (5.7%)
   ABN Amro
     0.980% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $19,238,778
     (collateralized by U.S. Government
     Obligations: total market value
     $19,622,192) (D)                  19,237      19,237

-----------------------------------------------------------
                                      FACE
                                  AMOUNT (000) VALUE (000)
-----------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Banque Nationale de Paris
     0.980% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $30,216,798
     (collateralized by U.S. Government
     Obligations: total market value
     $30,818,563) (D)                 $30,214  $   30,214
   Bear Stearns
     1.020% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $6,766,820
     (collateralized by U.S. Government
     Obligations: total market value
     $6,903,567) (D)                    6,766       6,766
   Lehman Brothers
     1.040% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $31,265,629
     (collateralized by U.S. Government
     Obligations: total market value
     $31,887,447) (D)                  31,262      31,262
   Merrill Lynch
     1.020% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $31,427,703
     (collateralized by U.S. Government
     Obligations: total market value
     $32,053,020) (D)                  31,424      31,424
   UBS Paine Webber
     1.010% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $16,360,664
     (collateralized by U.S. Government
     Obligations: total market value
     $16,689,771) (D)                  16,359      16,359
                                               ----------

Total Repurchase Agreements
     (Cost $135,262)                              135,262
                                               ----------

Total Investments (99.9%)
     (Cost $2,367,615)                          2,367,615
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND -- CONCLUDED

-----------------------------------------------------------

                                               VALUE (000)
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
Receivable from Affiliated Funds               $        8
Investment Advisory Fees Payable                     (342)
Administration Fees Payable                           (97)
Transfer Agent Shareholder
   Servicing Fees Payable                             (11)
Custodian Fees Payable                                (10)
Payable to Adviser                                     (8)
Trustees Fees Payable                                  (2)
Other Assets and Liabilities, Net                   1,696
                                               ----------
Total Other Assets and Liabilities                  1,234
                                               ----------

NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 2,368,770,436 outstanding
   shares of beneficial interest                2,368,770
Undistributed net investment income                    79
                                               ----------
Total Net Assets (100.0%)                      $2,368,849
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($2,368,849,297 / 2,368,770,436 shares)          $1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 45.

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (87.3%)
   FFCB (B)
     0.980%, 08/24/04                 $15,000    $ 14,998
     1.254%, 01/27/05                  25,000      24,999
     1.000%, 01/28/05                  30,000      30,000
     1.000%, 05/16/05                  25,000      24,995
   FHLB
     1.400%, 04/01/05                  10,000      10,000
     1.200%, 04/01/05                  10,000       9,998
   FHLB, Ser 423 (B)
     1.249%, 12/17/04                  50,000      49,997
   FHLB, Ser MF04 (B)
     0.985%, 10/12/04                  21,400      21,399
   FHLB, Ser RX04 (B)
     1.234%, 06/09/04                  50,000      50,000
   FHLB, Ser VF04 (B)
     1.259%, 09/29/04                  25,000      25,000
   FHLB, Ser VI04 (B)
     1.279%, 10/06/04                  25,000      25,000
   FHLB, Ser YP04 (B)
     1.259%, 12/15/04                  25,000      25,000
   FHLMC Discount Note (C)
     1.210%, 06/21/04                  15,000      14,990
     1.471%, 11/23/04                  10,000       9,929
   FHLMC, Ser 3, MTN
     1.520%, 12/24/04                  15,000      15,000
   FNMA
     1.289%, 08/13/04 (B)              35,000      35,000
     1.050%, 08/23/04 (B)              40,000      40,000
     1.360%, 02/15/05                  10,000      10,000
     1.050%, 02/23/05 (B)              50,000      50,000
     1.038%, 05/03/05 (B)              25,000      24,995
   FNMA Discount Note (C)
     1.212%, 07/01/04                  10,000       9,990
     1.358%, 08/20/04                  10,000       9,970
     1.273%, 09/01/04                  15,000      14,952
     1.311%, 09/17/04                  10,000       9,964
     1.119%, 10/04/04                  15,000      14,942

------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--CONTINUED
   FNMA Discount Note (C)--continued
     1.167%, 10/13/04                 $15,000    $ 14,935
     1.337%, 11/12/04                  20,000      19,880
     1.316%, 12/10/04                  15,000      14,896
     1.079%, 12/16/04                  10,000       9,941
     1.214%, 01/07/05                  15,000      14,890
     1.413%, 03/04/05                  15,000      14,840
     1.573%, 04/01/05                  10,000       9,869
   FRMMT
     1.065%, 02/24/05 (B)              30,000      30,000
   SLMA (B)
     1.219%, 08/19/04                  24,000      24,000
     1.137%, 10/21/04                  25,000      25,000
                                                 --------

Total U.S. Government Agency Obligations
     (Cost $749,369)                              749,369
                                                 --------

REPURCHASE AGREEMENTS (12.7%)
   ABN Amro
     0.980% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $22,516,801
     (collateralized by U.S. Government
     Obligations: total market
     value $22,964,823) (D)            22,514      22,514
   Banque Nationale de Paris
     0.980% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $7,798,094
     (collateralized by U.S. Government
     Obligations: total market value
     $7,964,060) (D)                    7,797       7,797
   Bear Stearns
     1.020% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $8,974,754
     (collateralized by U.S. Government
     Obligations: total market value
     $9,154,834) (D)                    8,974       8,974

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
MONEY MARKET FUND -- CONCLUDED

------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Lehman Brothers
     1.040% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $22,694,016
     (collateralized by U.S. Government
     Obligations: total market value
     $23,146,230) (D)                 $22,691    $ 22,691
   Merrill Lynch
     1.020% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $25,137,210
     (collateralized by U.S. Government
     Obligations: total market value
     $25,640,464) (D)                  25,134      25,134
   Morgan Stanley
     1.010% dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $8,756,977
     (collateralized by U.S. Government
     Obligations: total market value
     $8,931,221) (D)                    8,756       8,756
   UBS Paine Webber
     1.010% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $12,690,391
     (collateralized by U.S. Government
     Obligations: total market value
     $12,946,024) (D)                  12,689      12,689
                                                 --------

Total Repurchase Agreements
     (Cost $108,555)                              108,555
                                                 --------

Total Investments (100.0%)
     (Cost $857,924)                              857,924
                                                 --------

------------------------------------------------------------

                                                VALUE (000)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.0%)
Receivable from Affiliated Funds                 $      3
Investment Advisory Fees Payable                     (136)
Administration Fees Payable                           (35)
Custodian Fees Payable                                 (4)
Transfer Agent Shareholder
   Servicing Fees Payable                              (4)
Payable to Adviser                                     (3)
Trustees Fees Payable                                  (1)
Other Assets and Liabilities, Net                     516
                                                 --------
Total Other Assets and Liabilities                    336
                                                 --------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 858,257,432 outstanding
   shares of beneficial interest                  858,257
Undistributed net investment income                     3
                                                 --------
Total Net Assets (100.0%)                        $858,260
                                                 ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($858,259,924 / 858,257,432 shares)              $1.00
                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 45.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (33.5%)
   U.S. Treasury Bills (C)
     0.945%, 06/15/04                $200,000  $  199,937
     0.903%, 06/17/04                 240,000     239,904
   U.S. Treasury Notes
     1.625%, 04/30/05                 110,000     110,256
     6.750%, 05/15/05                  50,000      52,474
                                               ----------

Total U.S. Treasury Obligations
     (Cost $602,571)                              602,571
                                               ----------

REPURCHASE AGREEMENTS (67.8%)
   ABN Amro
     0.960% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $229,602,561
     (collateralized by U.S. Treasury
     Obligations: total market value
     $234,170,474) (D)                229,578     229,578
   Banque Nationale de Paris
     0.950% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $83,225,884
     (collateralized by U.S. Treasury
     Obligations: total market value
     $84,882,009) (D)                  83,217      83,217
   Bear Stearns
     0.930% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $35,366,862
     (collateralized by U.S. Treasury
     Obligations: total market value
     $36,073,340) (D)                  35,363      35,363
   Deutsche Bank
     0.970% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $86,442,878
     (collateralized by U.S. Treasury
     Obligations: total market value
     $88,162,875) (D)                  86,434      86,434

------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Dresdner Bank
     0.950% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $75,917,062
     (collateralized by U.S. Treasury
     Obligations: total market value
     $77,431,500) (D)                $ 75,909  $   75,909
   Greenwich Capital
     0.960% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $82,383,184
     (collateralized by U.S. Treasury
     Obligations: total market value
     $84,023,496) (D)                  82,374      82,374
   JP Morgan Chase
     0.950% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $59,763,553
     (collateralized by U.S. Treasury
     Obligations: total market value
     $60,952,669) (D)                  59,757      59,757
   Lehman Brothers
     0.950% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $86,782,691
     (collateralized by U.S. Treasury
     Obligations: total market value
     $88,510,492) (D)                  86,773      86,773
   Merrill Lynch
     0.950% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $57,168,603
     (collateralized by U.S. Treasury
     Obligations: total market value
     $58,306,753) (D)                  57,163      57,163

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND -- CONCLUDED

------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)  VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Morgan Stanley
     0.960% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $62,199,642
     (collateralized by U.S. Treasury
     Obligations: total market value
     $63,436,921) (D)                $ 62,193   $  62,193
   Salomon Smith Barney
     0.960% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $73,756,424
     (collateralized by U.S. Treasury
     Obligations: total market value
     $75,241,627) (D)                  73,749      73,749

------------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   UBS Paine Webber
     0.970% dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $287,441,544
     (collateralized by U.S. Treasury
     Obligations: total market value
     $293,162,832) (D)               $287,411  $  287,411
                                               ----------

Total Repurchase Agreements
     (Cost $1,219,921)                          1,219,921
                                               ----------

Total Investments (101.3%)
     (Cost $1,822,492)                         $1,822,492
                                               ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,799,499.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 45.

--------------------------------------------------------------------------------


                 KEY TO ABBREVIATIONS AND FOOTNOTES USED IN THE
                STATEMENTS OF NET ASSETS/SCHEDULE OF INVESTMENTS

AMBAC       American Municipal Bond Assurance Corporation
Cl          Class
FFCB        Federal Farm Credit Bank
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FRMMT       Farmer Mac Medium Term Note
GNMA        Government National Mortgage Association
GO          General Obligation
LLC         Limited Liability Company
LOC         Letter of Credit
LP          Limited Partnership
MBIA        Security insured by the Municipal Bond Insurance Association
MTN         Medium Term Note
PLC         Public Limited Company
RB          Revenue Bond
Ser         Series
SLMA        Student Loan Marketing Association
(A)         Securities sold within terms of a private placement memorandum, exempt from registration under section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(B)         Adjustable Rate Security. The rate reported on the Statement of Net
            Assets is the rate in effect on May 31, 2004. Demand and interest rate reset features give these securities a shorter effective maturity date.
(C)         Rate shown is the effective yield at the date of purchase.
(D)         Tri-Party Repurchase Agreement
(E)         This security or a partial position of this security is on loan at
            May 31, 2004 (See Note 8 in the Notes to Financial Statements). The total value of securities on loan at May 31, 2004 was $1,752,554 for the Institutional Short-Term Bond Fund.
(F)         This security was purchased with cash collateral held from securities lending (See Note 8 in the Notes to Financial
            Statements).

                       This page intentionally left blank

STATEMENT OF ASSETS & LIABILITIES (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS MAY 31, 2004

                                                                                                 CLASSIC
                                                                                             INSTITUTIONAL
                                                                                              U.S. TREASURY
                                                                                            SECURITIES MONEY
                                                                                               MARKET FUND
                                                                                            ----------------
Assets:
   Investments, Excluding Repurchase Agreements, at Market Value (Cost $602,571) .........     $  602,571
   Repurchase Agreements at Market Value (Cost $1,219,921) ...............................      1,219,921
   Receivable for Investment Securities Sold .............................................        175,000
   Interest Receivable ...................................................................          4,173
   Prepaid Expenses ......................................................................             54
   Receivable from Affiliated Funds ......................................................              5
                                                                                               ----------
   Total Assets ..........................................................................      2,001,724
                                                                                               ----------

Liabilities:
   Payable for Investment Securities Purchased ...........................................        200,878
   Income Distribution Payable ...........................................................            639
   Investment Advisory Fees Payable ......................................................            286
   Shareholder Service Fees Payable - Corporate Trust Shares .............................            238
   Administration Fees Payable ...........................................................             75
   Custodian Fees Payable ................................................................              8
   Transfer Agent Shareholder Servicing Fees Payable .....................................              8
   Payable to Adviser ....................................................................              5
   Trustees' Fees Payable ................................................................              1
   Accrued Expenses ......................................................................             87
                                                                                               ----------
   Total Liabilities .....................................................................        202,225
                                                                                               ----------
   Total Net Assets ......................................................................     $1,799,499
                                                                                               ==========

Net Assets:
   Paid in Capital - Institutional Shares (unlimited authorization - no par value)
     based on 420,731,323 outstanding shares of beneficial interest ......................     $  420,731
   Paid in Capital - Corporate Trust Shares (unlimited authorization - no par value)
     based on 1,378,031,196 outstanding shares of beneficial interest ....................      1,378,031
   Distributions in excess of net investment income ......................................             (5)
   Accumulated net realized gain on investments ..........................................            742
                                                                                               ----------
   Total Net Assets ......................................................................     $1,799,499
                                                                                               ==========

   Net Asset Value, Offering and Redemption Price Per Share - Institutional Shares
     ($420,948,291 / 420,731,323 shares) .................................................          $1.00
                                                                                               ==========

   Net Asset Value, Offering and Redemption Price Per Share - Corporate Trust Shares
     ($1,378,551,144 / 1,378,031,196 shares) .............................................          $1.00
                                                                                               ==========


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE YEAR OR PERIOD ENDED MAY 31, 2004


                                                                                           CLASSIC
                                                            CLASSIC         CLASSIC     INSTITUTIONAL      CLASSIC
                                                         INSTITUTIONAL   INSTITUTIONAL   SUPER SHORT    INSTITUTIONAL
                                                         HIGH QUALITY     SHORT-TERM       INCOME       TOTAL RETURN
                                                         BOND FUND (1)     BOND FUND      PLUS FUND     BOND FUND (2)
                                                          -----------    ------------   -----------     -------------
Income:
   Interest Income ...............................          $  1,389       $    640        $  4,833        $    660
   Dividend Income ...............................                26              7              74              34
   Income from Securities Lending ................                --              2               5              --
                                                            --------       --------        --------        --------
   Total Income ..................................             1,415            649           4,912             694
                                                            --------       --------        --------        --------

Expenses:
   Investment Advisory Fees ......................               252            162           1,355              86
   Administration Fees ...........................                35             19             186              13
   Shareholder Service Fees -
     Institutional Shares ........................                31             68             360              16
   Shareholder Service Fees -
     Corporate Trust Shares ......................                --             --              --              --
   Shareholder Service Fees - T Shares ...........               152             --             317              39
   Custodian Fees ................................                 1              1               6              --
   Distribution Fees - L Shares ..................                --             --              --              --
   Transfer Agent Shareholder Servicing Fees .....                 1              1               7              --
   Transfer Agent Fees - Institutional Shares ....                 8             16              16               8
   Transfer Agent Fees -
     Corporate Trust Shares ......................                --             --              --              --
   Transfer Agent Fees - T Shares ................                 7             --              16               7
   Transfer Agent Fees - L Shares ................                --             --              --              --
   Transfer Agent Out of Pocket Expenses .........                 2              1               9               1
   Offering Costs ................................                12             --              --              13
   Professional Fees .............................                 4              1              12               2
   Printing Fees .................................                 2              1              10               1
   Trustee Fees ..................................                 1             --               3              --
   Registration Fees .............................                --              1              11              --
   Insurance and Other Fees ......................                 2              1              18               1
                                                            --------       --------        --------        --------
   Total Expenses ................................               510            272           2,326             187
                                                            --------       --------        --------        --------
   Less: Investment Advisory Fees Waived .........               (57)           (68)           (812)            (29)
       Administration Fees Waived ................                --             --              --              --
       Shareholder Service Fees Waived -
         Institutional Shares ....................               (20)           (68)           (360)            (16)
       Shareholder Service Fees Waived -
         T Shares ................................               (41)            --             (63)            (17)
       Distribution Fees Waived - L Shares .......                --             --              --              --
                                                            --------       --------        --------        --------
   Net Expenses ..................................               392            136           1,091             125
                                                            --------       --------        --------        --------
   Net Investment Income .........................             1,023            513           3,821             569
                                                            --------       --------        --------        --------
   Net Realized Gain (Loss) on Investments Sold ..               197             91            (460)           (186)
   Net Change in Unrealized
     Depreciation on Investments .................            (2,882)          (557)         (1,377)         (1,485)
                                                            --------       --------        --------        --------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations .............................          $ (1,662)      $     47        $  1,984        $ (1,102)
                                                            ========       ========        ========        ========

                                                           CLASSIC
                                                        INSTITUTIONAL         CLASSIC            CLASSIC             CLASSIC
                                                        U.S. GOVERNMENT    INSTITUTIONAL      INSTITUTIONAL       INSTITUTIONAL
                                                       SECURITIES SUPER   CASH MANAGEMENT    U.S. GOVERNMENT      U.S. TREASURY
                                                         SHORT INCOME      MONEY MARKET     SECURITIES MONEY    SECURITIES MONEY
                                                           PLUS FUND           FUND            MARKET FUND         MARKET FUND
                                                       ----------------   ---------------   ----------------    ----------------
Income:
   Interest Income ...............................         $  1,948          $ 30,109           $ 10,632           $ 19,313
   Dividend Income ...............................               41               583                 --                 69
   Income from Securities Lending ................                1                --                 --                 --
                                                           --------          --------           --------           --------
   Total Income ..................................            1,990            30,692             10,632             19,382
                                                           --------          --------           --------           --------

Expenses:
   Investment Advisory Fees ......................              537             5,543              1,967              3,982
   Administration Fees ...........................               92             1,899                674              1,364
   Shareholder Service Fees -
     Institutional Shares ........................              224                --                 --                 --
   Shareholder Service Fees -
     Corporate Trust Shares ......................               --                --                 --              2,947
   Shareholder Service Fees - T Shares ...........               --                --                 --                 --
   Custodian Fees ................................                3                65                 24                 50
   Distribution Fees - L Shares ..................              177                --                 --                 --
   Transfer Agent Shareholder Servicing Fees .....                4                74                 26                 53
   Transfer Agent Fees - Institutional Shares ....               16                16                 16                 16
   Transfer Agent Fees -
     Corporate Trust Shares ......................               --                --                 --                 16
   Transfer Agent Fees - T Shares ................               --                --                 --                 --
   Transfer Agent Fees - L Shares ................               17                --                 --                 --
   Transfer Agent Out of Pocket Expenses .........                4                91                 33                 66
   Offering Costs ................................               --                --                 --                 --
   Professional Fees .............................                6               104                 39                 78
   Printing Fees .................................                5                84                 31                 63
   Trustee Fees ..................................                1                29                 10                 21
   Registration Fees .............................                5               101                 35                 63
   Insurance and Other Fees ......................               11                66                 17                 57
                                                           --------          --------           --------           --------
   Total Expenses ................................            1,102             8,072              2,872              8,776
                                                           --------          --------           --------           --------
   Less: Investment Advisory Fees Waived .........             (375)             (740)               (84)              (274)
       Administration Fees Waived ................               --              (321)              (170)              (329)
       Shareholder Service Fees Waived -
         Institutional Shares ....................             (224)               --                 --                 --
       Shareholder Service Fees Waived -
         T Shares ................................               --                --                 --                 --
       Distribution Fees Waived - L Shares .......              (82)               --                 --                 --
                                                           --------          --------           --------           --------
   Net Expenses ..................................              421             7,011              2,618              8,173
                                                           --------          --------           --------           --------
   Net Investment Income .........................            1,569            23,681              8,014             11,209
                                                           --------          --------           --------           --------
   Net Realized Gain (Loss) on Investments Sold ..             (257)               81                  3              1,300
   Net Change in Unrealized
     Depreciation on Investments .................             (560)               --                 --                 --
                                                           --------          --------           --------           --------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations .............................         $    752          $ 23,762           $  8,017           $ 12,509
                                                           ========          ========           ========           ========

(1) Commenced operations on October 27, 2003.
(2) Commenced operations on October 15, 2003.

Amounts designated as "--" are either $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

48 - 49

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE YEARS OR PERIODS ENDED MAY 31,

                                                                                                          CLASSIC INSTITUTIONAL
                                                  CLASSIC INSTITUTIONAL      CLASSIC INSTITUTIONAL             SUPER SHORT
                                                  HIGH QUALITY BOND FUND     SHORT-TERM BOND FUND           INCOME PLUS FUND
                                                  ----------------------   -------------------------    -------------------------
                                                        10/27/03*-          06/01/03-     06/01/02-      06/01/03-     06/01/02-
                                                         05/31/04           05/31/04      05/31/03       05/31/04      05/31/03
                                                        -----------        -----------   -----------    -----------   -----------
Operations:
  Net Investment Income ......................          $     1,023        $       513   $       450    $     3,821   $     1,924
  Net Realized Gain (Loss) on Investments Sold                  197                 91           392           (460)           73
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ............               (2,882)              (557)          291         (1,377)          929
                                                        -----------        -----------   -----------    -----------   -----------
  Increase (Decrease) in Net Assets Resulting
    from Operations ..........................               (1,662)                47         1,133          1,984         2,926
                                                        -----------        -----------   -----------    -----------   -----------

Dividends and Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares .....................                 (267)              (512)         (450)        (2,161)       (1,869)
    Corporate Trust Shares ...................                   --                 --            --             --            --
    T Shares .................................                 (789)                --            --         (1,656)         (264)
    L Shares .................................                   --                 --            --             --            --
  Capital Gains:
    Institutional Shares .....................                   --               (159)         (268)            --           (14)
    Corporate Trust Shares ...................                   --                 --            --             --            --
    T Shares .................................                   --                 --            --             --            (1)
                                                        -----------        -----------   -----------    -----------   -----------
    Total Dividends and Distributions ........               (1,056)              (671)         (718)        (3,817)       (2,148)
                                                        -----------        -----------   -----------    -----------   -----------

Capital Transactions (1):
  Institutional Shares:
    Proceeds from Shares Issued ..............               26,414             24,777        11,283        155,867       190,846
    Reinvestment of Cash Distributions .......                  147                401           450            493           125
    Cost of Shares Repurchased ...............                 (674)            (9,722)       (7,547)      (189,463)      (78,814)
                                                        -----------        -----------   -----------    -----------   -----------
  Increase (Decrease) in Net Assets
    from Institutional Share Transactions ....               25,887             15,456         4,186        (33,103)      112,157
                                                        -----------        -----------   -----------    -----------   -----------

  Corporate Trust Shares:
    Proceeds from Shares Issued ..............                   --                 --            --             --            --
    Reinvestment of Cash Distributions .......                   --                 --            --             --            --
    Cost of Shares Repurchased ...............                   --                 --            --             --            --
                                                        -----------        -----------   -----------    -----------   -----------
  Increase (Decrease) in Net Assets
    from Corporate Trust Share Transactions ..                   --                 --            --             --            --
                                                        -----------        -----------   -----------    -----------   -----------

  T Shares (2):
    Proceeds from Shares Issued ..............              116,614                 --            --        150,211        76,338
    Reinvestment of Cash Distributions .......                   82                 --            --            210            35
    Cost of Shares Repurchased ...............               (5,577)                --            --        (82,032)       (6,651)
                                                        -----------        -----------   -----------    -----------   -----------
  Increase in Net Assets
    from T Share Transactions ................              111,119                 --            --         68,389        69,722
                                                        -----------        -----------   -----------    -----------   -----------
  L Shares (3):
    Proceeds from Shares Issued ..............                   --                 --            --             --            --
    Reinvestment of Cash Distributions .......                   --                 --            --             --            --
    Cost of Shares Repurchased ...............                   --                 --            --             --            --
                                                        -----------        -----------   -----------    -----------   -----------
  Increase in Net Assets
    from L Share Transactions ................                   --                 --            --             --            --
                                                        -----------        -----------   -----------    -----------   -----------
    Increase (Decrease) in Net Assets
      from Share Transactions ................              137,006             15,456         4,186         35,286       181,879
                                                        -----------        -----------   -----------    -----------   -----------
      Total Increase (Decrease) in Net Assets               134,288             14,832         4,601         33,453       182,657
                                                        -----------        -----------   -----------    -----------   -----------

Net Assets:
    Beginning of Period ......................                   --             20,777        16,176        216,387        33,730
                                                        -----------        -----------   -----------    -----------   -----------
    End of Period ............................          $   134,288        $    35,609   $    20,777    $   249,840   $   216,387
                                                        ===========        ===========   ===========    ===========   ===========

Undistributed (Distributions in Excess of)
    Net Investment Income ....................          $         3        $         1   $        --    $        --   $        (4)
                                                        ===========        ===========   ===========    ===========   ===========

                                                  CLASSIC INSTITUTIONAL    CLASSIC INSTITUTIONAL U.S. GOVERNMENT
                                                      TOTAL RETURN                SECURITIES SUPER SHORT
                                                        BOND FUND                    INCOME PLUS FUND
                                                  ---------------------    -------------------------------------
                                                       10/15/03*-             06/01/03-             06/01/02-
                                                        05/31/04              05/31/04              05/31/03
                                                       -----------           -----------           -----------
Operations:
  Net Investment Income ......................         $       569           $     1,569           $     1,239
  Net Realized Gain (Loss) on Investments Sold                (186)                 (257)                  192
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ............              (1,485)                 (560)                  356
                                                       -----------           -----------           -----------
  Increase (Decrease) in Net Assets Resulting
    from Operations ..........................              (1,102)                  752                 1,787
                                                       -----------           -----------           -----------

Dividends and Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares .....................                (255)               (1,347)               (1,504)
    Corporate Trust Shares ...................                  --                    --                    --
    T Shares .................................                (352)                   --                    --
    L Shares .................................                  --                  (559)                  (16)
  Capital Gains:
    Institutional Shares .....................                  --                    --                   (61)
    Corporate Trust Shares ...................                  --                    --                    --
    T Shares .................................                  --                    --                    --
                                                       -----------           -----------           -----------
    Total Dividends and Distributions ........                (607)               (1,906)               (1,581)
                                                       -----------           -----------           -----------

Capital Transactions (1):
  Institutional Shares:
    Proceeds from Shares Issued ..............              18,136                62,017               123,870
    Reinvestment of Cash Distributions .......                 225                   596                   919
    Cost of Shares Repurchased ...............              (2,376)              (79,764)              (57,852)
                                                       -----------           -----------           -----------
  Increase (Decrease) in Net Assets
    from Institutional Share Transactions ....              15,985               (17,151)               66,937
                                                       -----------           -----------           -----------

  Corporate Trust Shares:
    Proceeds from Shares Issued ..............                  --                    --                    --
    Reinvestment of Cash Distributions .......                  --                    --                    --
    Cost of Shares Repurchased ...............                  --                    --                    --
                                                       -----------           -----------           -----------
  Increase (Decrease) in Net Assets
    from Corporate Trust Share Transactions ..                  --                    --                    --
                                                       -----------           -----------           -----------

  T Shares (2):
    Proceeds from Shares Issued ..............              34,463                    --                    --
    Reinvestment of Cash Distributions .......                 352                    --                    --
    Cost of Shares Repurchased ...............              (1,601)                   --                    --
                                                       -----------           -----------           -----------
  Increase in Net Assets
    from T Share Transactions ................              33,214                    --                    --
                                                       -----------           -----------           -----------
  L Shares (3):
    Proceeds from Shares Issued ..............                  --                85,370                25,108
    Reinvestment of Cash Distributions .......                  --                   480                    14
    Cost of Shares Repurchased ...............                  --               (71,061)               (1,368)
                                                       -----------           -----------           -----------
  Increase in Net Assets
    from L Share Transactions ................                  --                14,789                23,754
                                                       -----------           -----------           -----------
    Increase (Decrease) in Net Assets
      from Share Transactions ................              49,199                (2,362)               90,691
                                                       -----------           -----------           -----------
      Total Increase (Decrease) in Net Assets               47,490                (3,516)               90,897
                                                       -----------           -----------           -----------

Net Assets:
    Beginning of Period ......................                  --               119,035                28,138
                                                       -----------           -----------           -----------
    End of Period ............................         $    47,490           $   115,519           $   119,035
                                                       ===========           ===========           ===========

Undistributed (Distributions in Excess of)
    Net Investment Income ....................         $        --           $         2           $        (3)
                                                       ===========           ===========           ===========

                                                    CLASSIC INSTITUTIONAL         CLASSIC INSTITUTIONAL
                                                       CASH MANAGEMENT               U.S. GOVERNMENT
                                                      MONEY MARKET FUND        SECURITIES MONEY MARKET FUND
                                                  -------------------------    ----------------------------
                                                   06/01/03-     06/01/02-      06/01/03-        06/01/02-
                                                   05/31/04      05/31/03       05/31/04         05/31/03
                                                  -----------   -----------    -----------      -----------
Operations:
  Net Investment Income ......................    $    23,681   $    45,953    $     8,014      $    14,586
  Net Realized Gain (Loss) on Investments Sold             81            13              3               --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ............             --            --             --               --
                                                  -----------   -----------    -----------      -----------
  Increase (Decrease) in Net Assets Resulting
    from Operations ..........................         23,762        45,966          8,017           14,586
                                                  -----------   -----------    -----------      -----------

Dividends and Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares .....................        (23,681)      (45,956)        (8,014)         (14,586)
    Corporate Trust Shares ...................             --            --             --               --
    T Shares .................................             --            --             --               --
    L Shares .................................             --            --             --               --
  Capital Gains:
    Institutional Shares .....................            (15)           --             --               --
    Corporate Trust Shares ...................             --            --             --               --
    T Shares .................................             --            --             --               --
                                                  -----------   -----------    -----------      -----------
    Total Dividends and Distributions ........        (23,696)      (45,956)        (8,014)         (14,586)
                                                  -----------   -----------    -----------      -----------

Capital Transactions (1):
  Institutional Shares:
    Proceeds from Shares Issued ..............      7,415,918     8,275,886      2,512,598        2,229,173
    Reinvestment of Cash Distributions .......         14,226        28,135          2,820            4,993
    Cost of Shares Repurchased ...............     (8,047,111)   (8,727,887)    (2,697,227)      (2,219,814)
                                                  -----------   -----------    -----------      -----------
  Increase (Decrease) in Net Assets
    from Institutional Share Transactions ....       (616,967)     (423,866)      (181,809)          14,352
                                                  -----------   -----------    -----------      -----------

  Corporate Trust Shares:
    Proceeds from Shares Issued ..............             --            --             --               --
    Reinvestment of Cash Distributions .......             --            --             --               --
    Cost of Shares Repurchased ...............             --            --             --               --
                                                  -----------   -----------    -----------      -----------
  Increase (Decrease) in Net Assets
    from Corporate Trust Share Transactions ..             --            --             --               --
                                                  -----------   -----------    -----------      -----------

  T Shares (2):
    Proceeds from Shares Issued ..............             --            --             --               --
    Reinvestment of Cash Distributions .......             --            --             --               --
    Cost of Shares Repurchased ...............             --            --             --               --
                                                  -----------   -----------    -----------      -----------
  Increase in Net Assets
    from T Share Transactions ................             --            --             --               --
                                                  -----------   -----------    -----------      -----------
  L Shares (3):
    Proceeds from Shares Issued ..............             --            --             --               --
    Reinvestment of Cash Distributions .......             --            --             --               --
    Cost of Shares Repurchased ...............             --            --             --               --
                                                  -----------   -----------    -----------      -----------
  Increase in Net Assets
    from L Share Transactions ................             --            --             --               --
                                                  -----------   -----------    -----------      -----------
    Increase (Decrease) in Net Assets
      from Share Transactions ................       (616,967)     (423,866)      (181,809)          14,352
                                                  -----------   -----------    -----------      -----------
      Total Increase (Decrease) in Net Assets        (616,901)     (423,856)      (181,806)          14,352
                                                  -----------   -----------    -----------      -----------

Net Assets:
    Beginning of Period ......................      2,985,750     3,409,606      1,040,066        1,025,714
                                                  -----------   -----------    -----------      -----------
    End of Period ............................    $ 2,368,849   $ 2,985,750    $   858,260      $ 1,040,066
                                                  ===========   ===========    ===========      ===========

Undistributed (Distributions in Excess of)
    Net Investment Income ....................    $        79   $        --    $         3      $        --
                                                  ===========   ===========    ===========      ===========

                                                          CLASSIC INSTITUTIONAL
                                                              U.S. TREASURY
                                                      SECURITIES MONEY MARKET FUND
                                                      ----------------------------
                                                         06/01/03-     06/01/02-
                                                         05/31/04      05/31/03
                                                        -----------   -----------
Operations:
  Net Investment Income ......................          $    11,209   $    22,122
  Net Realized Gain (Loss) on Investments Sold                1,300           900
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ............                   --            --
                                                        -----------   -----------
  Increase (Decrease) in Net Assets Resulting
    from Operations ..........................               12,509        23,022
                                                        -----------   -----------

Dividends and Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares .....................               (3,696)       (6,751)
    Corporate Trust Shares ...................               (7,522)      (15,371)
    T Shares .................................                   --            --
    L Shares .................................                   --            --
  Capital Gains:
    Institutional Shares .....................                 (280)         (290)
    Corporate Trust Shares ...................                 (903)         (844)
    T Shares .................................                   --            --
                                                        -----------   -----------
    Total Dividends and Distributions ........              (12,401)      (23,256)
                                                        -----------   -----------

Capital Transactions (1):
  Institutional Shares:
    Proceeds from Shares Issued ..............            3,003,944     3,267,354
    Reinvestment of Cash Distributions .......                2,922         5,216
    Cost of Shares Repurchased ...............           (3,239,309)   (3,170,785)
                                                        -----------   -----------
  Increase (Decrease) in Net Assets
    from Institutional Share Transactions ....             (232,443)      101,785
                                                        -----------   -----------

  Corporate Trust Shares:
    Proceeds from Shares Issued ..............            3,290,925     3,516,733
    Reinvestment of Cash Distributions .......                   --            --
    Cost of Shares Repurchased ...............           (3,211,341)   (4,022,699)
                                                        -----------   -----------
  Increase (Decrease) in Net Assets
    from Corporate Trust Share Transactions ..               79,584      (505,966)
                                                        -----------   -----------

  T Shares (2):
    Proceeds from Shares Issued ..............                   --            --
    Reinvestment of Cash Distributions .......                   --            --
    Cost of Shares Repurchased ...............                   --            --
                                                        -----------   -----------
  Increase in Net Assets
    from T Share Transactions ................                   --            --
                                                        -----------   -----------
  L Shares (3):
    Proceeds from Shares Issued ..............                   --            --
    Reinvestment of Cash Distributions .......                   --            --
    Cost of Shares Repurchased ...............                   --            --
                                                        -----------   -----------
  Increase in Net Assets
    from L Share Transactions ................                   --            --
                                                        -----------   -----------
    Increase (Decrease) in Net Assets
      from Share Transactions ................             (152,859)     (404,181)
                                                        -----------   -----------
      Total Increase (Decrease) in Net Assets              (152,751)     (404,415)
                                                        -----------   -----------

Net Assets:
    Beginning of Period ......................            1,952,250     2,356,665
                                                        -----------   -----------
    End of Period ............................          $ 1,799,499   $ 1,952,250
                                                        ===========   ===========

Undistributed (Distributions in Excess of)
    Net Investment Income ....................          $        (5)  $         4
                                                        ===========   ===========

 * Commencement of Operations.
(1) See Note 6 in the Notes to Financial Statements for additional information.
(2) The STI Classic Institutional High Quality Bond Fund T Shares commenced operations on November 13, 2003. The STI Classic Institutional Super Short Income Plus Fund T Shares commenced operations on October 3, 2002. The STI Classic Institutional Total Return Bond Fund T Shares commenced operations on January 14, 2004.
(3) The STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund L Shares commenced operations on April 16, 2003.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

50 - 51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

STI CLASSIC FUNDS
FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                       NET ASSET                NET REALIZED                   DIVIDENDS   DISTRIBUTIONS
                         VALUE,        NET     AND UNREALIZED                     FROM          FROM         TOTAL       NET ASSET
                     BEGINNING OF  INVESTMENT  GAINS (LOSSES)  TOTAL FROM     NET INVESTMENT  REALIZED    DIVIDENDS AND  VALUE, END
                         PERIOD      INCOME    ON INVESTMENTS    OPERATIONS      INCOME    CAPITAL GAINS  DISTRIBUTIONS  OF PERIOD
                     ------------  ----------  --------------  --------------  ----------  -------------  -------------  ----------
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
Institutional Shares
           2004 (A)     $10.00       $0.12++      $(0.16)++        $(0.04)       $(0.12)       $   --        $(0.12)       $ 9.84
T Shares
           2004 (B)     $10.00       $0.11++      $(0.16)++        $(0.05)       $(0.11)       $   --        $(0.11)       $ 9.84

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
Institutional Shares
           2004         $10.24       $0.19++      $(0.15)++        $ 0.04        $(0.19)       $(0.07)       $(0.26)       $10.02
           2003          10.03        0.24          0.36             0.60         (0.24)        (0.15)        (0.39)        10.24
           2002 (C)      10.00        0.01          0.03             0.04         (0.01)           --         (0.01)        10.03

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2004         $ 2.02       $0.03++      $(0.01)++        $ 0.02        $(0.03)       $   --        $(0.03)       $ 2.01
           2003           2.00        0.04          0.02             0.06         (0.04)           --*        (0.04)         2.02
           2002 (D)       2.00        0.01            --             0.01         (0.01)           --         (0.01)         2.00
T Shares
           2004         $ 2.01       $0.03++      $(0.01)++        $ 0.02        $(0.03)       $   --        $(0.03)       $ 2.00
           2003 (E)       2.02        0.02         (0.01)            0.01         (0.02)           --*        (0.02)         2.01

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
Institutional Shares
           2004 (F)     $10.00       $0.19++      $(0.18)++        $ 0.01        $(0.20)       $   --        $(0.20)       $ 9.81
T Shares
           2004 (G)     $10.20       $0.11++      $(0.38)++        $(0.27)       $(0.12)       $   --        $(0.12)       $ 9.81

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2004         $ 2.01       $0.03++      $(0.01)++        $ 0.02        $(0.03)       $   --        $(0.03)       $ 2.00
           2003           2.00        0.04          0.01             0.05         (0.04)           --*        (0.04)         2.01
           2002 (H)       2.00        0.01            --             0.01         (0.01)           --         (0.01)         2.00
L Shares
           2004         $10.01       $0.10++      $(0.05)++        $ 0.05        $(0.13)       $   --        $(0.13)       $ 9.93
           2003 (I)      10.00        0.02          0.01             0.03         (0.02)           --         (0.02)        10.01

                                                                                           RATIO OF        RATIO OF
                                NET ASSETS,      RATIO OF NET       NET INVESTMENT       EXPENSES TO       PORTFOLIO
                        TOTAL      END OF        EXPENSES TO          INCOME TO       AVERAGE NET ASSETS   TURNOVER
                       RETURN+  PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  (EXCLUDING WAIVERS)    RATE
                       -------  ------------  ------------------  ------------------  -------------------  --------
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
Institutional Shares
           2004 (A)    (0.37)%    $ 25,506           0.65%               2.09%               0.92%            31%
T Shares
           2004 (B)    (0.52)%    $108,782           0.82%               2.00%               1.04%            31%

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
Institutional Shares
           2004         0.48%     $ 35,609           0.50%               1.90%               1.00%            70%
           2003         6.08        20,777           0.52                2.32                1.02            146
           2002 (C)     0.41        16,176           0.57                2.60                1.07             --

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2004         1.01%     $112,453           0.31%               1.50%               0.86%            83%
           2003         3.16       146,590           0.31                1.84                0.86             56
           2002 (D)     0.30        33,730           0.36                2.44                0.91             30
T Shares
           2004         0.81%     $137,387           0.51%               1.31%               0.86%            83%
           2003 (E)     0.64        69,797           0.57                1.43                0.92             56

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
Institutional Shares
           2004 (F)     0.03%     $ 15,553           0.56%               3.05%               0.90%           121%
T Shares
           2004 (G)    (2.69)%    $ 31,937           0.72%               2.96%               1.03%           121%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2004         1.01%     $ 77,360           0.24%               1.25%               0.77%           109%
           2003         2.80        95,277           0.23                1.76                0.76             87
           2002 (H)     0.32        28,138           0.30                2.42                0.83             34
L Shares
           2004         0.47%     $ 38,159           0.47%               1.01%               0.94%           109%
           2003 (I)     0.27        23,758           0.47                0.99                1.06             87

  + Returns are for the period indicated and have not been annualized.
 ++ Per share data calculated using average shares method.
  * Amount represents less than $0.01 per share.
(A) Commenced operations on October 27, 2003. All ratios have been annualized.
(B) Commenced operations on November 13, 2003. All ratios have been annualized.
(C) Commenced operations on May 14, 2002. All ratios have been annualized.
(D) Commenced operations on April 15, 2002. All ratios have been annualized.
(E) Commenced operations on October 3, 2002. All ratios have been annualized.
(F) Commenced operations on October 15, 2003. All ratios have been annualized.
(G) Commenced operations on January 14, 2004. All ratios have been annualized.
(H) Commenced operations on April 11, 2002. All ratios have been annualized.
(I) Commenced operations on April 16, 2003. All ratios have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

52 - 53

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS
FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                        DISTRIBUTIONS      TOTAL
                                            NET       NET REALIZED                                          FROM         DIVIDENDS
                     NET ASSET VALUE,    INVESTMENT    GAIN (LOSS)   TOTAL FROM     DIVIDENDS FROM        REALIZED          AND
                    BEGINNING OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS  NET INVESTMENT INCOME  CAPITAL GAINS  DISTRIBUTIONS
                    -------------------  ----------  --------------  ----------  ---------------------  -------------  -------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
           2004            $1.00           $0.01           $--          $0.01            $(0.01)              $--*        $(0.01)
           2003             1.00            0.01            --           0.01             (0.01)               --          (0.01)
           2002             1.00            0.03            --           0.03             (0.03)               --          (0.03)
           2001             1.00            0.06            --           0.06             (0.06)               --          (0.06)
           2000             1.00            0.05            --           0.05             (0.05)               --          (0.05)

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Institutional Shares
           2004            $1.00           $0.01           $--          $0.01            $(0.01)              $--         $(0.01)
           2003             1.00            0.01            --           0.01             (0.01)               --          (0.01)
           2002             1.00            0.03            --           0.03             (0.03)               --          (0.03)
           2001             1.00            0.06            --           0.06             (0.06)               --          (0.06)
           2000             1.00            0.05            --           0.05             (0.05)               --          (0.05)

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2004            $1.00           $0.01           $--          $0.01            $(0.01)              $--*        $(0.01)
           2003             1.00            0.01            --           0.01             (0.01)               --*         (0.01)
           2002             1.00            0.02            --           0.02             (0.02)               --          (0.02)
           2001             1.00            0.06            --           0.06             (0.06)               --          (0.06)
           2000             1.00            0.05            --           0.05             (0.05)               --          (0.05)
Corporate Trust Shares
           2004            $1.00           $0.01           $--          $0.01            $(0.01)              $--*        $(0.01)
           2003             1.00            0.01            --           0.01             (0.01)               --*         (0.01)
           2002             1.00            0.02            --           0.02             (0.02)               --          (0.02)
           2001             1.00            0.05            --           0.05             (0.05)               --          (0.05)
           2000 (A)         1.00            0.05            --           0.05             (0.05)               --          (0.05)

                                                                                RATIO OF            RATIO OF
                     NET ASSET            NET ASSETS,     RATIO OF NET       NET INVESTMENT        EXPENSES TO
                    VALUE, END   TOTAL      END OF        EXPENSES TO          INCOME TO       AVERAGE NET ASSETS
                     OF PERIOD  RETURN+  PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  (EXCLUDING WAIVERS)
                    ----------  -------  ------------  ------------------  ------------------  -------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
           2004        $1.00     0.86%    $2,368,849          0.25%               0.86%                0.29%
           2003         1.00     1.46      2,985,750          0.25                1.45                 0.29
           2002         1.00     2.68      3,409,606          0.25                2.61                 0.29
           2001         1.00     6.13      3,229,400          0.25                5.91                 0.30
           2000         1.00     5.56      2,311,685          0.25                5.42                 0.30

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Institutional Shares
           2004        $1.00     0.82%    $  858,260          0.27%               0.82%                0.29%
           2003         1.00     1.40      1,040,066          0.26                1.39                 0.29
           2002         1.00     2.61      1,025,714          0.27                2.49                 0.30
           2001         1.00     5.98        896,189          0.26                5.72                 0.29
           2000         1.00     5.39        650,626          0.25                5.27                 0.29

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2004        $1.00     0.77%    $  420,948          0.26%               0.71%                0.29%
           2003         1.00     1.30        653,340          0.26                1.23                 0.29
           2002         1.00     2.28        551,599          0.26                2.25                 0.30
           2001         1.00     5.74        580,227          0.27                5.44                 0.30
           2000         1.00     5.25        329,725          0.25                5.17                 0.31
Corporate Trust Shares
           2004        $1.00     0.57%    $1,378,551          0.46%               0.51%                0.49%
           2003         1.00     1.10      1,298,910          0.46                1.05                 0.49
           2002         1.00     2.08      1,805,066          0.46                2.11                 0.50
           2001         1.00     5.53      1,303,630          0.46                5.38                 0.50
           2000 (A)     1.00     5.02      1,138,541          0.45                4.93                 0.49

  + Returns are for the period indicated and have not been annualized. The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
  * Amount represents less than $0.01 per share.
(A) Commenced operations on June 3, 1999. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

54 - 55

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 45 funds as of May 31, 2004. The financial statements presented herein are those of the Classic Institutional High Quality Bond Fund, the Classic Institutional Short-Term Bond Fund, the Classic Institutional Super Short Income Plus Fund, the Classic Institutional Total Return Bond Fund, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund (each a "Fund" and collectively the "Funds"). The Funds may offer the following share classes: Institutional shares, T shares, Corporate Trust shares and L shares. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     SECURITY VALUATION -- Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to the next interest readjustment date, the date that the principal owned can be recovered through demand, or the maturity of the security and are included in interest income.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     CLASSES -- Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     OFFERING COSTS -- Offering costs of the Classic Institutional High Quality Bond Fund and the Classic Institutional Total Return Bond Fund, which commenced operations on October 27, 2003 and October 15, 2003, respectively, include costs of printing initial prospectuses and registration fees, are being amortized to expenses over twelve months.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income of each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

     COMPENSATING BALANCES -- If a Fund has a cash overdraft in excess of $100,000 it is required to leave 110% in compensating balance with SunTrust Bank (the "Custodian"), a wholly-owned subsidiary of SunTrust Banks, Inc., on the following day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw 90% of the balance with the Custodian on the following business day.

3. Agreements and Other Transactions with
   Affiliates:

INVESTMENT ADVISORY AGREEMENT -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into advisory agree- ments dated June 15, 1993, and last amended November 12, 2003.

Under terms of the agreement, the Funds are charged the following annual fees based upon average daily net assets:

                                     MAXIMUM
                                     ANNUAL        NET
                                    ADVISORY      FEES
                                       FEE        PAID
                                    --------      ----
Classic Institutional High Quality
   Bond Fund ......................   0.50%      0.40%
Classic Institutional Short-Term
   Bond Fund ......................   0.60       0.35
Classic Institutional Super Short
   Income Plus Fund ...............   0.50       0.20
Classic Institutional Total Return
   Bond Fund ......................   0.45       0.35
Classic Institutional U.S. Government
   Securities Super Short Income
   Plus Fund ......................   0.40       0.12

                                         MAXIMUM
                                         ANNUAL        NET
                                        ADVISORY      FEES
                                           FEE        PAID
                                        --------      ----
Classic Institutional Cash Management
   Money Market Fund ..................   0.20       0.17
Classic Institutional U.S. Government
   Securities Money Market Fund .......   0.20       0.19
Classic Institutional U.S. Treasury
   Securities Money Market Fund .......   0.20       0.19

The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses). Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Administration Agreement dated May 29, 1995, as amended February 28, 2004 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion. The Administrator has voluntarily agreed to waive all or a portion of their fees (and to reimburse Fund expenses). Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

DISTRIBUTION AGREEMENT -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under this agreement for the Institutional, Corporate Trust, and T Shares of any Fund. With respect to the L Shares of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund the Distributor receives 0.40%, pursuant to a Distribution and Service Plan. The Fund is currently paying net fees of 0.21%.

The Distributor has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses). Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SHAREHOLDER SERVICING AGREEMENT -- The Classic Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan for the Corporate Trust Shares. The Fund pays SunTrust Bank ("SunTrust") a monthly shareholder services fee at an annual rate of up to 0.25% of the average daily net assets of the average daily net assets of the Fund's Corporate Trust Shares, which may be used by SunTrust to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Fund. The Fund is currently paying SunTrust an annual rate of 0.20%.

The Classic Institutional High Quality Bond Fund, Classic Institutional Short-Term Bond, Classic Institutional Super Short Income Plus, Classic Institutional Total Return Bond Fund, and Classic Institutional U.S. Government Securities Super Short Income Plus Funds have adopted a Shareholder Services Plan whereby each Fund pays SunTrust a monthly shareholder services fee as outlined below, which may be used by SunTrust to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own shares of the Fund. SunTrust has voluntarily agreed to waive all or a portion of its fees. These fee waivers are voluntary and may be terminated at any time.

                                         MAXIMUM
                                         ANNUAL
                                       SHAREHOLDER      NET FEES
                                       SERVICE FEE        PAID
                                     (INSTITUTIONAL  (INSTITUTIONAL
                                         SHARES)         SHARES)
                                     --------------  --------------
Classic Institutional High Quality
  Bond Fund ........................       0.25%        0.09%
Classic Institutional Short-Term
  Bond Fund ........................       0.25           --
Classic Institutional Super Short
  Income Plus Fund .................       0.25           --
Classic Institutional Total Return
  Bond Fund ........................       0.25           --
Classic Institutional U.S. Government
  Securities Super Short Income
  Plus Fund ........................       0.25           --

                                         MAXIMUM
                                         ANNUAL
                                       SHAREHOLDER      NET FEES
                                       SERVICE FEE        PAID
                                        (T SHARES)     (T SHARES)
                                     --------------  --------------
Classic Institutional High Quality
  Bond Fund ........................      0.40%        0.29%
Classic Institutional Short-Term
  Bond Fund ........................        --           --
Classic Institutional Super Short
  Income Plus Fund .................      0.25         0.20
Classic Institutional Total Return
  Bond Fund ........................      0.35         0.20
Classic Institutional U.S. Government
  Securities Super Short Income
  Plus Fund ........................        --           --

TRANSFER AGENCY AGREEMENTS -- The Trust and Federated Services Company are parties to an Agreement for Shareholder Recordkeeping, dated May 14, 1994, as amended April 16, 2003, under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc.,

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agent shareholder service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent. These fees are presented on the Statements of Operations as Transfer Agent Shareholder Servicing Fees.

CUSTODIAN AGREEMENT -- The custodian is paid on the basis of the net assets and transaction costs of the Funds. The custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

OTHER -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the year or period ended May 31, 2004, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield, earned by the Funds on those repurchase agreements:

                                                   FEES
                                                  ------
Classic Institutional High Quality
   Bond Fund .................................   $    864
Classic Institutional Super Short Income
   Plus Fund .................................     10,693
Classic Institutional Total Return
   Bond Fund .................................        364
Classic Institutional U.S. Government Securities
   Super Short Income Plus Fund ..............      6,955
Classic Institutional Cash Management Money
   Market Fund ...............................    201,722
Classic Institutional U.S. Government Securities
   Money Market Fund .........................    133,911
Classic Institutional U.S. Treasury Securities
   Money Market Fund .........................    751,820

4. Investment Transactions:

The cost of purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. Government securities, for the year or period ended May 31, 2004, were as follows:

                                                    SALES AND
                                        PURCHASES  MATURITIES
                                          (000)       (000)
                                        ---------  ----------
Classic Institutional High Quality
   Bond Fund .........................  $37,845    $  1,121
Classic Institutional Short-Term
   Bond Fund .........................   14,118       5,089
Classic Institutional Super Short
    Income Plus Fund .................   64,944      55,558
Classic Institutional Total Return
   Bond Fund .........................   25,710       5,265
Classic Institutional U.S. Government
   Super Short Income Plus Fund ......    4,936       4,002

The cost of purchases and proceeds from sales and maturities of U.S. Government securities, for the year or period ended May 31, 2004, were as follows:

                                                   SALES AND
                                       PURCHASES  MATURITIES
                                         (000)       (000)
                                       ---------  ----------
Classic Institutional High Quality
   Bond Fund ........................  $114,368     $23,536
Classic Institutional Short-Term
   Bond Fund ........................    16,687      11,961
Classic Institutional Super Short
   Income Plus Fund .................    40,730      34,154
Classic Institutional Total Return
   Bond Fund ........................    57,797      32,472
Classic Institutional U.S. Government
   Securities Super Short Income
   Plus Fund ........................    41,281      54,496

5. Federal Tax Policies and Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

--------------------------------------------------------------------------------
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent theses differences are permanent in nature, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to the classification of short-term capital gains and ordinary income for tax purposes, and paydowns on mortgage-backed securities have been reclassified to/from the following accounts:

                                     UNDISTRIBUTED  ACCUMULATED
                                    NET INVESTMENT   REALIZED
                                        INCOME         LOSS
                                         (000)         (000)
                                    --------------  -----------
Classic Institutional High Quality
   Bond Fund .......................     $ 36        $ (36)
Classic Institutional Total Return
   Bond Fund .......................       38          (38)
Classic Institutional U.S. Government
   Securities Super Short Income
   Plus Fund .......................      342         (342)
Classic Institutional Cash Management
   Money Market Fund ...............       79          (79)
Classic Institutional U.S. Government
   Securities Money Market Fund ....        3           (3)

The tax character of dividends and distributions declared during the periods ended May 31, 2004 and May 31, 2003 were as follows:

                                              LONG-TERM
                                    ORDINARY   CAPITAL
                                     INCOME     GAIN    TOTALS
                                      (000)     (000)    (000)
                                    --------  --------  ------
Classic Institutional High Quality
   Bond Fund
   2004 ...........................  $1,056     $--    $ 1,056
Classic Institutional Short-Term
   Bond Fund
   2004 ...........................     651      20        671
   2003 ...........................     718      --        718
Classic Institutional Super Short
   Income Plus Fund
   2004 ...........................   3,817      --      3,817
   2003 ...........................   2,148      --      2,148
Classic Institutional Total Return
   Bond Fund
   2004 ...........................     607      --        607
Classic Institutional
   U.S. Government Securities
   Super Short Income
   Plus Fund
   2004 ...........................   1,906      --      1,906
   2003 ...........................   1,581      --      1,581
Classic Institutional
   Cash Management
   Money Market Fund
   2004 ...........................  23,696      --     23,696
   2003 ...........................  45,956      --     45,956
Classic Institutional
   U.S. Government Securities
   Money Market Fund
   2004 ...........................   8,014      --      8,014
   2003 ...........................  14,586      --     14,586
Classic Institutional
   U.S. Treasury Securities
   Money Market Fund
   2004 ...........................  12,365      36     12,401
   2003 ...........................  23,256      --     23,256

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

As of May 31, 2004, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                           UNDISTRIBUTED  UNDISTRIBUTED                 POST        CAPITAL       OTHER
                                             ORDINARY       LONG-TERM     UNREALIZED   OCTOBER       LOSS       TEMPORARY
                                              INCOME      CAPITAL GAIN   DEPRECIATION  LOSSES   CARRYFORWARDS  DIFFERENCES  TOTALS
                                               (000)          (000)         (000)       (000)       (000)         (000)      (000)
                                           -------------  ------------   ------------  -------  -------------  -----------  ------
Classic Institutional High Quality
   Bond Fund .............................   $   196           $--         $(2,904)      $--          $--        $ (10)     $(2,718)
Classic Institutional Short-Term
   Bond Fund .............................        17            44            (218)       --           --           --         (157)
Classic Institutional Super Short
   Income Plus Fund ......................        --            --            (418)      (23)        (588)          --       (1,029)
Classic Institutional Total Return
   Bond Fund .............................        11            --          (1,491)       --         (219)         (10)      (1,709)
Classic Institutional U.S. Government
   Securities Super Short Income Plus Fund         1            --            (144)     (238)        (518)          --         (899)
Classic Institutional Cash Management
   Money Market Fund .....................        79            --              --        --           --           --           79
Classic Institutional U.S. Government
   Securities Money Market Fund ..........         3            --              --        --           --           --            3
Classic Institutional U.S. Treasury
   Securities Money Market Fund ..........       737            --              --        --           --           --          737

Amounts designated as "--" are either $0 or have been rounded to $0.

Post-October losses represent losses realized on investment transactions from November 1, 2003 through May 31, 2004, that in accordance with Federal income tax regulations the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At May 31, 2004, the Classic Institutional Super Short Income Plus, the Classic Institutional Total Return Bond and the Classic Institutional U.S. Government Securities Super Short Income Plus Funds had capital loss carryforwards of $587,658, $218,476 and $518,385, respectively, available to offset future capital gains through May 31, 2012. During the year ended May 31, 2004, the Classic Institutional U.S. Government Securities Money Market Fund utilized capital loss carryforwards in the amount of $74 to offset capital gains realized.

At May 31, 2004, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at May 31, 2004, were as follows:

                                                                 AGGREGATE       GROSS         GROSS
                                                   FEDERAL TAX   UNREALIZED    UNREALIZED    UNREALIZED
                                                      COST      APPRECIATION  DEPRECIATION  DEPRECIATION
                                                      (000)         (000)         (000)         (000)
                                                   -----------  ------------  ------------  ------------
Classic Institutional High Quality Bond Fund .....   $135,979       $ 13       $ (2,917)     $ (2,904)
Classic Institutional Short-Term Bond Fund .......     37,267         74           (292)         (218)
Classic Institutional Super Short Income Plus Fund    251,295        272           (690)         (418)
Classic Institutional Total Return Bond Fund .....     48,520          4         (1,495)       (1,491)
Classic Institutional U.S. Government Securities
   Super Short Income Plus Fund ..................    115,746        105           (249)         (144)

62


--------------------------------------------------------------------------------------
6. Capital Share Transactions:

Capital share transactions for the Funds were as follows (000):

                                 CLASSIC          CLASSIC              CLASSIC
                              INSTITUTIONAL    INSTITUTIONAL        INSTITUTIONAL
                              HIGH QUALITY      SHORT-TERM           SUPER SHORT
                                  BOND             BOND              INCOME PLUS
                                  FUND             FUND                 FUND
                                 -------    ------------------    ------------------
                                10/27/03*-  06/01/03-  06/01/02-  06/01/03-  06/01/02-
                                05/31/04    05/31/04   05/31/03   05/31/04   05/31/03
                                 -------    -------    -------    -------    -------
Shares Issued and Redeemed:
Institutional Shares:
  Shares Issued ..............     2,643      2,444      1,113     77,447     94,687
  Shares Issued in Lieu
    of Cash Distributions ....        15         40         44        245         62
  Shares Redeemed ............       (67)      (958)      (741)   (94,148)   (39,084)
                                 -------    -------    -------    -------    -------
  Net Institutional
    Share Transactions .......     2,591      1,526        416    (16,456)    55,665
                                 -------    -------    -------    -------    -------
Corporate Trust Shares:
  Shares Issued ..............        --         --         --         --         --
  Shares Issued in Lieu of
    Cash Distributions .......        --         --         --         --         --
  Shares Redeemed ............        --         --         --         --         --
                                 -------    -------    -------    -------    -------
  Net Corporate Trust
    Share Transactions .......        --         --         --         --         --
                                 -------    -------    -------    -------    -------
T Shares:
  Shares Issued ..............    11,601         --         --     74,978     37,979
  Shares Issued in Lieu of
    Cash Distributions .......         8         --         --        105         18
  Shares Redeemed ............      (559)        --         --    (40,981)    (3,309)
                                 -------    -------    -------    -------    -------
  Net T Share Transactions ...    11,050         --         --     34,102     34,688
                                 -------    -------    -------    -------    -------
L Shares:
  Shares Issued ..............        --         --         --         --         --
  Shares Issued in Lieu of
    Cash Distributions .......        --         --         --         --         --
  Shares Redeemed ............        --         --         --         --         --
                                 -------    -------    -------    -------    -------
  Net L Share Transactions ...        --         --         --         --         --
                                 -------    -------    -------    -------    -------
  Net Change in Capital Shares    13,641      1,526        416     17,646     90,353
                                 =======    =======    =======    =======    =======

*COMMENCEMENT OF OPERATIONS

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

6. Capital Share Transactions (continued):

Capital share transactions for the Funds were as follows (000):

                                        CLASSIC              CLASSIC
                                     INSTITUTIONAL         INSTITUTIONAL
                                     TOTAL RETURN    U.S. GOVERNMENT SECURITIES
                                         BOND          SUPER SHORT INCOME PLUS
                                         FUND                   FUND
                                     -------------   --------------------------
                                       10/15/03*-      06/01/03-     06/01/02-
                                        05/31/04       05/31/04      05/31/03
                                       ---------       --------      --------
Shares Issued and Redeemed:
Institutional Shares:
  Shares Issued ..............            1,796          30,928       61,485
  Shares Issued in Lieu
    of Cash Distributions ....               22             297          455
  Shares Redeemed ............             (232)        (39,825)     (28,680)
                                        -------         -------      -------
  Net Institutional
    Share Transactions .......            1,586          (8,600)      33,260
                                        -------         -------      -------
Corporate Trust Shares:
  Shares Issued ..............               --              --           --
  Shares Issued in Lieu of
    Cash Distributions .......               --              --           --
  Shares Redeemed ............               --              --           --
                                        -------         -------      -------
  Net Corporate Trust
    Share Transactions .......               --              --           --
                                        -------         -------      -------
T Shares:
  Shares Issued ..............            3,381              --           --
  Shares Issued in Lieu of
    Cash Distributions .......               35              --           --
  Shares Redeemed ............             (160)             --           --
                                        -------         -------      -------
  Net T Share Transactions ...            3,256              --           --
                                        -------         -------      -------
L Shares:
  Shares Issued ..............               --           8,554        2,509
  Shares Issued in Lieu of
    Cash Distributions .......               --              48            1
  Shares Redeemed ............               --          (7,134)        (137)
                                        -------         -------      -------
  Net L Share Transactions ...               --           1,468        2,373
                                        -------         -------      -------
  Net Change in Capital Shares            4,842          (7,132)      35,633
                                        =======         =======      =======

*COMMENCEMENT OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------
                                                 CLASSIC                     CLASSIC                   CLASSIC
                                              INSTITUTIONAL               INSTITUTIONAL             INSTITUTIONAL
                                             CASH MANAGEMENT             U.S. GOVERNMENT            U.S. TREASURY
                                              MONEY MARKET              SECURITIES MONEY          SECURITIES MONEY
                                                  FUND                     MARKET FUND               MARKET FUND
                                             ---------------            ----------------          ----------------
                                        06/01/03-      06/01/02-     06/01/03-     06/01/02-    06/01/03-    06/01/02-
                                        05/31/04       05/31/03      05/31/04      05/31/03     05/31/04     05/31/03
                                        ----------     ----------    ----------    ----------   ----------   ----------
Shares Issued and Redeemed:
Institutional Shares:
  Shares Issued ..............           7,415,918      8,275,886     2,512,598     2,229,173    3,003,944    3,267,354
  Shares Issued in Lieu
    of Cash Distributions ....              14,226         28,135         2,820         4,993        2,922        5,216
  Shares Redeemed ............          (8,047,111)    (8,727,887)   (2,697,227)   (2,219,814)  (3,239,309)  (3,170,785)
                                        ----------     ----------    ----------    ----------   ----------   ----------
  Net Institutional
    Share Transactions .......            (616,967)      (423,866)     (181,809)       14,352     (232,443)     101,785
                                        ----------     ----------    ----------    ----------   ----------   ----------
Corporate Trust Shares:
  Shares Issued ..............                  --             --            --            --    3,290,925    3,516,733
  Shares Redeemed ............                  --             --            --            --   (3,211,341)  (4,022,699)
                                        ----------     ----------    ----------    ----------   ----------   ----------
  Net Corporate Trust
    Share Transactions .......                  --             --            --            --       79,584     (505,966)
                                        ----------     ----------    ----------    ----------   ----------   ----------
  Net Change in Capital Shares            (616,967)      (423,866)     (181,809)       14,352     (152,859)    (404,181)
                                        ==========     ==========    ==========    ==========   ==========   ==========

7. Concentrations/Risk:

The Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities whereby the issuer operates under a congressional charter; these securities (Federal Home Loan Mortgage

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit), would require congressional action.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust -- Enhanced Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements and U.S. Agency Obligations.

9. Subsequent Event

Effective July 26, 2004, under separate administration, distribution and transfer agency agreements dated July 24, 2004, July 24, 2004 and July 23, 2004, respectively, BISYS Fund Services began providing administration, distribution and transfer agency services for the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

To the Board of Trustees and Shareholders of STI Classic Funds:

In our opinion, the accompanying statements of net assets of Classic Institutional High Quality Bond Fund, Classic Institutional Short-Term Bond Fund, Classic Institutional Super Short Income Plus Fund, Classic Institutional Total Return Bond Fund, Classic Institutional U.S. Government Securities Super Short Income Plus Fund, Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Government Securities Money Market Fund and the statement of assets and liabilities, including the schedule of investments, of Classic Institutional U.S. Treasury Securities Money Market Fund (eight of the forty-five funds constituting STI Classic Funds, hereafter referred to as the "Funds") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Funds at May 31, 2004, the results of each of their operations for the year (or period) then ended, the changes in each of their net assets for each of the two years (or periods) then ended and the financial highlights for each of the three years (or periods) then ended and for the Classic Institutional High Quality Bond Fund and the Classic Institutional Total Return Bond Fund the changes in their net assets and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included physical inspection of securities at May 31, 2004, provide a reasonable basis for our opinion. The financial highlights for each of the two years (or periods) ended May 31, 2001 were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those financial statements in their report dated July 18, 2001.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
July 26, 2004

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed

---------------------------------------------------------------------------------------------------------------------------
                                   TERM OF                                      NUMBER OF
                                   OFFICE                                      PORTFOLIOS
                                     AND                 PRINCIPAL           IN STI CLASSIC
     NAME           POSITION(S)   LENGTH OF            OCCUPATION(S)             COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH      TIME                DURING PAST            OVERSEEN BY            HELD BY
   AND AGE 1         THE TRUST     SERVED 2               5 YEARS             BOARD MEMBER 3       BOARD MEMBER 4
---------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS 5

Richard W. Courts, II, Trustee      Since       Chairman of the Board, Atlantic    52       Current Trustee of STI
68                                November,     Investment Company, 1970 to the             Classic Variable Trust.
                                    2001        present.
---------------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley, 62 Trustee      Since       Chairman of the Board; Haverty     52       Current Trustee of STI
                                  November,     Furniture Companies, 2001 to the            Classic Variable Trust.
                                    2001        present; Partner, King and Spaulding
                                                LLP (law firm), 1971 to 2000.
---------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS

Thomas Gallagher, 56   Trustee      Since       President, Genuine Parts Company   52       Director, National Service
                                  May, 2000     Wholesale Distribution, 1970 to the         Industries; Director, Oxford
                                                present.                                    Industries. Current Trustee
                                                                                            of STI Classic Variable Trust.
---------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch, 71   Trustee      Since       Retired.                           52       Current Trustee on the Board
                                  May, 1992                                                 Board of Trustees for the
                                                                                            SEI Family of Funds, The
                                                                                            Capitol Mutual Funds and
                                                                                            STI Classic Variable Trust.
---------------------------------------------------------------------------------------------------------------------------
James O. Robbins, 62   Trustee      Since       President and Chief Executive      52       Director, NCR; Director,
                                  May, 2000     Officer, Cox Communications, Inc.,          Cox Communications,
                                                1983 to the present.                        Current Trustee of STI
                                                                                            Classic Variable Trust.
---------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton, 74 Trustee      Since       Retired.                           52       Trustee, W.K. Kellogg Trust.
                                  February,                                                 Current Trustee of STI
                                    1998                                                    Classic Variable Trust.
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

to be "interested persons" of the Trust are referred to as "Interested Trustees." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested" persons of the Trust.

-----------------------------------------------------------------------------------------------------------------------
                                   TERM OF                                         NUMBER OF
                                   OFFICE                                         PORTFOLIOS
                                     AND                 PRINCIPAL              IN STI CLASSIC
     NAME           POSITION(S)   LENGTH OF            OCCUPATION(S)                COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH      TIME                DURING PAST               OVERSEEN BY            HELD BY
   AND AGE 1         THE TRUST      SERVED                5 YEARS                 BOARD MEMBER        BOARD MEMBER
-----------------------------------------------------------------------------------------------------------------------
OFFICERS

James F. Volk,       President         Since         SEI Investments since 1996;       N/A                 N/A
41                                   November,       Senior Operations Officer Fund
                                       2003          Accounting and Administration,
                                                     1996-2004, Chief Accounting
                                                     Officer, present; Assistant Chief
                                                     Accountant, U.S. Securities and
                                                     Exchange Commission, 1993-
                                                     1996; Audit Manager, Coopers &
                                                     Lybrand LLP, 1985-1993.
-----------------------------------------------------------------------------------------------------------------------
Timothy D. Barto,      Vice            Since         SEI Investments since 1999;       N/A                 N/A
36                   President       November,       General Counsel, Vice President
                        and            2001          and Secretary of the Administrator
                     Secretary                       and Adviser, present; Associate,
                                                     Dechert, Price & Rhodes,
                                                     1997-1999.
-----------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis,      Vice            Since         SEI Investments since 1998; Vice  N/A                 N/A
40                   President       May, 1998       President and Assistant Secretary
                        and                          of the Administrator and Adviser,
                     Assistant                       present; Assistant General Counsel
                     Secretary                       and Director of Arbitration,
                                                     Philadelphia Stock Exchange,
                                                     1989-1998.
-----------------------------------------------------------------------------------------------------------------------
Christine M.           Vice            Since         SEI Investments since 1999; Vice  N/A                 N/A
McCullough,          President       May, 2000       President and Assistant Secretary
43                      and                          of the Adviser, present; Associate,
                     Assistant                       White and Williams LLP,
                     Secretary                       1991-1999.
-----------------------------------------------------------------------------------------------------------------------
William E.             Vice            Since         SEIInvestments since 2000;        N/A                 N/A
Zitelli Jr.,         President       November,       Assistant Secretary of the
35                      and            2000          Administrator and Adviser,
                     Assistant                       present; Vice President, Merrill
                     Secretary                       Lynch & Co. Asset Management
                                                     Group, 1998-2000; Associate,
                                                     Pepper Hamilton LLP, 1997-1998.
-----------------------------------------------------------------------------------------------------------------------

1 Each trustee and officer may be contacted by writing to c/o STI Classic Funds, SEI Investments Company, Oaks, PA 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 The "STI Classic Complex" consists of all registered investment companies for which Trusco Capital Management, Inc. serves as investment adviser. As of May 31, 2004, the STI Classic Complex consisted of 52 Funds.
4 Directorships of companies required to report to the U.S. Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5 Mr. Courts is deemed an interested trustee because of his directorships with affiliates of the Adviser. Mr. Ridley is deemed an interested trustee because of his material business relationships with the parent to the Adviser.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (concluded)
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                   TERM OF                                           NUMBER OF
                                   OFFICE                                           PORTFOLIOS
                                     AND                 PRINCIPAL                IN STI CLASSIC
     NAME           POSITION(S)   LENGTH OF            OCCUPATION(S)                  COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH      TIME                DURING PAST                 OVERSEEN BY            HELD BY
   AND AGE 1         THE TRUST      SERVED                5 YEARS                   BOARD MEMBER        BOARD MEMBER
-------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Douglas Phillips,      Vice            Since         President, Chief Executive Officer  N/A                 N/A
56                   President        August,        and Chief Investment Officer
                        and            2003          of Trusco Capital Management,
                     Assistant                       Inc. since its inception in
                     Secretary                       November 1984.
-------------------------------------------------------------------------------------------------------------------------
Deborah A. Lamb,       Vice            Since         Chief Compliance Officer and        N/A                 N/A
51                   President       November,       Vice President of Trusco Capital
                        and            2003          Management, Inc. since March
                     Assistant                       2003 and President of Investment
                     Secretary                       Industry Consultants, LLC since
                                                     June 2000. Director of Compliance
                                                     at INVESCO, Inc. from March 1995 to
                                                     June 2000.
-------------------------------------------------------------------------------------------------------------------------
Kathleen Lentz,        Vice            Since         Vice President and Manager of       N/A                 N/A
43                   President       November,       Special Entities in Financial
                        and            2003          Intelligence Unit of SunTrust
                     Assistant                       Bank since 2002. Vice President
                     Secretary                       of the Third Party Mutual Funds
                                                     Unit of SunTrust Bank, 1996-2002.
-------------------------------------------------------------------------------------------------------------------------
John Munera,           Vice            Since         Middle Office Compliance Officer    N/A                 N/A
41                   President       November,       at SEI Investments since 2000.
                        and            2003          Supervising Examiner at Federal
                     Assistant                       Reserve Bank of Philadelphia
                     Secretary                       1998-2000.
-------------------------------------------------------------------------------------------------------------------------
Jennifer E. Spratley, Treasurer        Since         Funds Accounting Director, SEI      N/A                 N/A
35                      and          May, 2000       Investments, 1999-present; Audit
                        CFO                          Manager, Ernst & Young LLP,
                                                     1991-1999.
-------------------------------------------------------------------------------------------------------------------------

1 Each trustee and officer may be contacted by writing to c/o STI Classic Funds, SEI Investments Company, Oaks, PA 19456.

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004                                      (UNAUDITED)


For shareholders that do not have a May 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2004 tax year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal period ended May 31, 2004, each portfolio is designating the following items with regard to distributions paid during the year.


                                       LONG TERM      LONG TERM
                                       (15% RATE)     (20% RATE)    QUALIFIED     ORDINARY
                                      CAPITAL GAINS  CAPITAL GAIN  5-YEAR GAIN     INCOME      TAX-EXEMPT    TOTAL      QUALIFYING
            FUND                      DISTRIBUTIONS  DISTRIBUTIONS DISTRIBUTION DISTRIBUTIONS  INTEREST  DISTRIBUTIONS DIVIDENDS (1)
------------------------------------  -------------  ------------- ------------ -------------  --------- ------------- -------------
Classic Institutional High Quality
   Bond Fund ........................     0.00%         0.00%         0.00%        100.00%       0.00%       100.00%     0.00%
Classic Institutional Short-Term
   Bond Fund ........................     3.07%         0.00%         0.00%         96.93%       0.00%       100.00%     0.00%
Classic Institutional Super Short
   Income Plus Fund .................     0.00%         0.00%         0.00%        100.00%       0.00%       100.00%     0.00%
Classic Institutional Total Return
   Bond Fund ........................     0.00%         0.00%         0.00%        100.00%       0.00%       100.00%     0.00%
Classic Institutional
   U.S. Government
   Securities Super Short
   Income Plus Fund .................     0.00%         0.00%         0.00%        100.00%       0.00%       100.00%     0.00%
Classic Institutional
   Cash Management
   Money Market Fund ................     0.00%         0.00%         0.00%        100.00%       0.00%       100.00%     0.00%
Classic Institutional
   U.S. Government Securities
   Money Market Fund ...............      0.00%         0.00%         0.00%        100.00%       0.00%       100.00%     0.00%
Classic Institutional
   U.S. Treasury Securities
   Money Market Fund ...............      0.00%         0.27%         0.00%         99.73%       0.00%       100.00%     0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

NOTES
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

                         Trusco Capital Management, Inc.

                   STI Classic Funds are not  deposits,  are not
                   insured or  guaranteed   by   the FDIC or any
                   other   government   agency,  and   are   not
                   endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.

                                                                 STI-AR-004-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that the Audit Committee members collectively have many years of experience in business and finance, including working with mutual fund financial statements and auditors, and that in light of the nature of the accounting and valuation issues the registrant's portfolios have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PWC") related to the Trust

PWC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                           2004                                                   2003
--------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
--------------------------------------------------------------------------------------------------------------------------------
(a)     Audit      $ 563,000         N/A               $ 0               $ 448,509         N/A               $ 0
        Fees(1)


--------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-     $ 72,000 (2)      $ 60,000 (3)      $ 1,795,277 (4)   $ 61,500 (2)      $ 0               $ 1,498,453 (4)
        Related
        Fees

--------------------------------------------------------------------------------------------------------------------------------
(c)     Tax Fees   $ 0               $ 0               $ 0               $ 0               $ 0               $ 0

--------------------------------------------------------------------------------------------------------------------------------
(d)     All        $ 0               $ 0               $ 0               $ 0               $ 0               $ 0
        Other
        Fees

--------------------------------------------------------------------------------------------------------------------------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Services related to security count examinations under Rule 17f-2 of the Investment Company Act for 2004 and 2003 fiscal years.
   (3) Services related to the audit of the controls around custody operations at SunTrust Bank (SAS No. 70) in 2003. (4) Non-audit services relate principally to certain technical accounting advice on financial products of the Bank; Sarbanes-Oxley 404 implementation; and, tax compliance services to other entities controlled by SunTrust Banks, Inc.

(e)(1) The registrant has adopted an Audit and Non-Audit Services Pre-Approval Policy, as follows:

I.       Statement of Principles

As set forth in the chart below, the Sarbanes-Oxley Act of 2002 (the "Act"), and rules adopted by the Securities and Exchange Commission ("SEC") require that the Audit Committee of the Board of Trustees pre-approve all audit services and non-audit services provided to the STI Classic Funds and the STI Classic Variable Trust (the "Trusts") and their respective portfolios (the "Funds") by its independent accountant ("Auditor"),1 as well as non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

                             WHERE PRE-APPROVAL IS REQUIRED

--------------------------------------------------------------------------------------------------------
                             AUDIT SERVICE NON-AUDIT SERVICE
--------------------------------------------------------------------------------------------------------
Fund                                       Yes                                    Yes
--------------------------------------------------------------------------------------------------------
Adviser                                    No                    Yes, if directly related to
                                                                 Fund operation and financial reporting

--------------------------------------------------------------------------------------------------------
Service Affiliate 2                        No                    Yes, if directly related to
                                                                 Fund operation and financial reporting

--------------------------------------------------------------------------------------------------------

The following policies and procedures govern the ways in which the Audit Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Trusts and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

--------------------------------------------------------------------------------
1 The Audit Committee also is permitted to ratify the provision of inadvertent non-audit services, BUT ONLY IF:
         o the value of all such services do not exceed 5% of total revenues paid by the Fund, the Adviser and Service Affiliates to the Auditor in the fiscal year when services are provided; 2
         o the services were not recognized as non-audit services at the time they were provided; and
         o the services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

2        A list of Service Affiliates is set out in Exhibit I, attached hereto.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Trusts may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections II and VI below.

II.      Delegation

As contemplated by the Act and applicable SEC rules, the Audit Committee hereby delegates to the Chairperson of the Audit Committee the authority to approve the engagement of the independent auditor to provide non-audit services as permitted by the Act, to the extent that such non-audit services are not pre-approved by the entire Audit Committee as set forth herein. The Chairman shall report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III.     Audit Services

The annual Audit services engagement scope and terms will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit (including required rating agency reviews) and other procedures required to be performed by the independent auditor to be able to form an opinion on the Trusts' financial statements. The Audit Committee will monitor the Audit services engagement throughout the year and will also approve, if necessary, any changes in terms and conditions resulting from changes in audit scope, Fund structure or other items. The Audit Committee will pre-approve all Audit services for the Trusts.

IV.      Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Trusts' financial statements or that are traditionally performed by the Auditor. The Audit Committee will pre-approve all Audit-related services for the Trusts.

V.       Tax Services

Tax services to the Trusts include tax compliance, tax planning and tax advice. The Audit Committee will review all proposed tax related services to assure that their provision would not impair the independence of the Auditor. The Audit Committee will pre-approve all tax services for the Trusts.

VI.      All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, 3 that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may pre-approve those permissible non-audit services classified as All Other Services that it believes would not impair the independence of the auditor, and are consistent with the SEC's rules on auditor independence. The Audit Committee will pre-approve all other services for the Trusts.


--------------------------------------------------------------------------------
3        A list of specific prohibited non-audit services is set out in
         Exhibit II, attached hereto.

VII.     Procedures

Annually, the Audit Committee will review and approve the types of services to be provided by the Auditor and review the projected fees for the next fiscal year at a regularly scheduled meeting. That approval will acknowledge that the Audit Committee is in agreement with the specific types of services that the Auditor will be permitted to perform.

If subsequent to the annual approval by the Audit Committee, the Funds' or the Trusts or any Service Affiliate seeks to engage the Auditor to perform a service that was not approved, the Auditor, upon learning of such proposed engagement, should submit the proposed engagement to the Trusts' [Treasurer or the Adviser] and if the service fits within the independence guidelines, the [Treasurer or the Adviser] will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting so that specific approval can be obtained. If the timing of the project is critical and the project needs to commence before the regularly scheduled meeting, the specific pre-approval by the Chairperson of the Audit Committee must be obtained before any services are provided. The [Treasurer or the Adviser] will arrange this. The Auditor must not commence any such project until specific approval has been given.

VIII.    Recordkeeping

The Trusts shall maintain a written record of all decisions made by the Audit Committee or by the Chairperson of the Audit Committee pursuant to these procedures, together with appropriate supporting material. In connection with the ratification of any inadvertent non-audit services, a record shall be made indicating that each of the conditions for this exception to the pre-approval requirement has been satisfied. 4

IX.      Amendment

The Audit Committee may review and amend these policies and procedures from time to time as it deems appropriate.

Exhibit I

STI CLASSIC FUNDS/STI CLASSIC VARIABLE TRUST
Service Affiliates
Subject to Pre-Approval of Non-Audit Services
   o     Trusco Capital Management, Inc.
   o     SunTrust Banks, Inc.
   o     SunTrust Securities Inc.
   o     SunTrust Robinson Humphrey
   o     [any other affiliates that provide services to the Trusts]

--------------------------------------------------------------------------------
4        See footnote 1 herein.

Exhibit II

STI CLASSIC FUNDS/STI CLASSIC VARIABLE TRUST
Prohibited Non-Audit Services
   o Bookkeeping or other services related to the accounting records or financial statements of the audit client
   o     Financial information systems design and implementation
   o Appraisal or valuation services, fairness opinions or contribution-in-kind reports
   o     Actuarial services
   o     Internal audit outsourcing services
   o     Management functions
   o     Human resources
   o     Broker-dealer, investment adviser or investment banking services
   o     Legal services
   o     Expert services unrelated to the audit


(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------------------------------------------
                                                   2004             2003
                ---------------------------------------------------------------
                Audit-Related Fees                 0 %               0 %
                ---------------------------------------------------------------
                Tax Fees                           0 %               0 %
                ---------------------------------------------------------------
                All Other Fees                     0 %               0 %

                ---------------------------------------------------------------


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PWC for the last two fiscal years were $1,855,277 and $1,498,453 for 2004 and 2003, respectively.

(h) The audit committee of the registrant's Board of Trustees reviewed and considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7) (ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               STI Classic Funds


By (Signature and Title)*                  /s/ James F. Volk
                                           -------------------------------------
                                           James F. Volk, President

Date 07/26/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           -------------------------------------
                                           James F. Volk, President

Date 07/26/04


By (Signature and Title)*                  /s/ Jennifer E. Spratley
                                           -------------------------------------
                                           Jennifer E. Spratley, Treasurer & CFO

Date 07/26/04
* Print the name and title of each signing officer under his or her signature.